SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.   20549

                           FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]

     File No. 33-14567

     Pre-Effective Amendment No.                                      [ ]

     Post-Effective Amendment No. 26                                  [X]

                             and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

     File No. 811-5188

     Amendment No. 26                                                 [X]

                        (Check appropriate box or boxes.)


                   AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
       _________________________________________________________________
               (Exact Name of Registrant as Specified in Charter)


                     4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
               (Address of Principal Executive Offices) (Zip Code)


       Registrant's Telephone Number, including Area Code: (816) 531-5575


            William M. Lyons, 4500 Main Street, Kansas City, MO 64111
       _________________________________________________________________
                     (Name and Address of Agent for Service)

            Approximate Date of Proposed Public Offering: May 1, 1999

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on May 1, 1999 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[front cover]

                               AMERICAN CENTURY

                               Prospectus

                                                                   VP Value Fund

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century

 [left margin]

                                                                     MAY 1, 1999

    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO
                                      TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                         Distributed by  Funds Distributor, Inc.


[inside front cover - blank]


TABLE OF CONTENTS


An Overview of the Fund ...................................................    3
Fund Performance History ..................................................    4
Information about the Fund ................................................    5
Management ................................................................    7
Share Price, Distributions and Taxes ......................................    9
Financial Highlights ......................................................   10


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with index finger pointing] This symbol highlights special information and helpful tips.


                                                    American Century Investments


[page 2 - blank]


2        American Century Investments                            1-800-345-3533


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The fund seeks long-term capital growth. Income is a secondary objective.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


In selecting stocks for VP Value, the fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase. A more detailed description of the fund's value investment strategy begins on page 5.


The fund's principal risks include

* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Interest Rate Risk--When interest rates change, the value of the fund's fixed-income securities will be affected.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO may WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

*  seeking an equity fund that utilizes a value style of investing

*  comfortable with the risks associated with the fund's investment strategy

WHO may not WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin]

[graphic of hand with index finger pointing] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


     www.americancentury.com                   American Century Investments   3



FUND PERFORMANCE HISTORY

VP VALUE FUND

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


[bar chart - data below]

         VP Value
1998      4.81%
1997     26.08%


The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                  Lowest
--------------------------------------------------------------------------------
VP Value                        13.07% (2Q 1997)         -10.88% (3Q 1998)

Average Annual Returns

The following table shows the average annual returns of the fund's shares for the periods indicated during the life of the fund. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. Stock performance, while the S&P 500/BARRA Value Index is an index consisting of S&P 500 stocks that have lower price/book ratios and, in general, share other characteristics associated with value stocks.

For the calendar year ended December 31, 1998  1 year          Life of Fund(1)
--------------------------------------------------------------------------------
VP Value                                        4.81%          15.94%
S&P 500/BARRA Value Index                      14.68%          21.80%
S&P 500 Index                                  28.68%          29.01%

(1) The inception date for VP Value is May 1, 1996.


[left margin]

[graphic of hand with index finger pointing] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic  of  hand  with  index  finger   pointing]   For  current   performance
information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.


4        American Century Investments                            1-800-345-3533


INFORMATION ABOUT THE FUND

VP VALUE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers look for stocks of medium to large companies that they believe are undervalued at the time of purchase. The managers use a value investment strategy that looks for companies that are temporarily out of favor in the market. The managers attempt to purchase the stock of these undervalued companies and hold them until they have returned to favor in the market and their stock prices have gone up. Companies may be undervalued due to market declines, poor economic conditions, actual or anticipated bad news regarding the issuer or its industry, or because they have been overlooked by the market. To identify these companies, the fund managers look for companies with earnings, cash flows and/or assets that may not be reflected accurately in the companies' stock prices, or companies whose dividend payments appear high when compared to the stock prices.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep at least 80% of the fund's assets invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term instruments, bonds, notes and debt securities of companies, debt obligations of governments and their agencies, NON-LEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risks of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.


In the event of exceptional market or economic conditions, or if the fund is unable to find securities meeting its criteria of selection, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

Additional information about VP Value's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.


[left margin]

NON-LEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

[graphic of hand with index finger pointing] Fixed-income securities are rated by nationally recognized securities ratings organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.


    www.americancentury.com                    American Century Investments   5


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of VP Value's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of VP Value may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

If the market does not consider the individual stocks purchased by VP Value to be undervalued, the value of the fund's shares may not rise as high as other funds and may in fact decline, even if stock prices are generally increasing.

Market performance tends to be cyclical and, in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.


Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.



6        American Century Investments                            1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.00% of the average net assets of the fund. In November 1998, the fund's shareholders approved a new management agreement with lower fees. Under the new agreement, the advisor will receive a unified management fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% thereafter. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objectives and strategies.


The portfolio managers on the investment team are identified below:

PHILLIP N. DAVIDSON

Mr. Davidson, Vice President and Portfolio Manager, has been a member of the team that manages VP Value since May 1996. He joined American Century in September 1993. He has a bachelor's degree in finance and an MBA from Illinois State University.

SCOTT A. MOORE

Mr. Moore, Portfolio Manager, has been a member of the team that manages VP Value since October 1996 and Portfolio Manager since February 1999. He joined American Century in August 1993 as an Investment Analyst. He has a bachelor's degree in finance from Southern Illinois University and an MBA in finance from the University of Missouri-Columbia. He is a Chartered Financial Analyst.

[left margin]

[graphic of hand with index finger pointing] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


     www.americancentury.com                   American Century Investments   7


FUND PERFORMANCE

VP Value has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios, specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ


Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objectives of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



8        American Century Investments                            1-800-345-3533


SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES


For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

SHARE PRICE

American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of the fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.


If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. VP Value generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


     www.americancentury.com                   American Century Investments   9


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last three fiscal periods.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


10        American Century Investments                           1-800-345-3533


VP VALUE FUND

For a Share Outstanding Throughout the Years Ended December 31 (except as noted

PER-SHARE DATA
                                                  1998              1997              1996(1)

Net Asset Value, Beginning of Period ......$      6.93       $      5.58       $      5.00
                                           -----------       -----------       -----------
Income From Investment Operations
  Net Investment Income ...................       0.08(2)           0.07              0.05
  Net Realized and Unrealized Gain
    on Investment Transactions ............       0.27              1.37              0.56
                                           -----------       -----------       -----------
  Total From Investment Operations ........       0.35              1.44              0.61
                                           -----------       -----------       -----------
Distributions
  From Net Investment Income ..............      (0.04)            (0.04)            (0.03)
  From Net Realized Gains on
     Investment Transactions ..............      (0.51)            (0.05)             --
  Total Distributions .....................      (0.55)            (0.09)            (0.03)
                                           -----------       -----------       -----------
Net Asset Value, End of Period ............$      6.73       $      6.93       $      5.58
                                           -----------       -----------       -----------
  Total Return(3) .........................       4.81%            26.08%            12.28%

RATIOS/SUPPLEMENTAL DATA
                                                  1998              1997              1996(1)

Ratio of Operating Expenses
   to Average Net Assets ..................       1.00%             1.00%             1.00%(4)
Ratio of Net Investment Income
   to Average Net Assets ..................       1.21%             1.60%             1.98%(4)
Portfolio Turnover Rate ...................        158%              138%               49%
Net Assets, End of Period (in thousands) ..$   316,624       $   188,015       $    23,894

----------
(1) May 1, 1996 (inception) through December 31, 1996.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(4) Annualized.


    www.americancentury.com                   American Century Investments   11


NOTES


12       American Century Investments                             1-800-345-3533


NOTES


    www.americancentury.com                   American Century Investments   13



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You many obtain a copy of the SAI or annual and semiannual reports at no charge by contacting American Century at the telephone number or address below.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)
--------------------------------------------------------------------------------

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-345-3533 or 816-531-5575

WWW.AMERICANCENTURY.COM

FAX: 816-340-4360


TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Investment Company Act File No. 811-5188


                        [american century logo (reg.sm)]
                                    American
                                     Century


9905
SH-PRS-15708

[front cover]

                               AMERICAN CENTURY

                               Prospectus

                                                           VP International Fund

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century


 [left margin]

                                                                    MAY 1, 1999

   THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE
    SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE
                                 WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                         Distributed by Funds Distributor, Inc.


[inside front cover - blank]


TABLE OF CONTENTS


An Overview of the Fund ...................................................    3
Fund Performance History ..................................................    4
Information about the Fund ................................................    5
Management ................................................................    7
Share Price, Distributions and Taxes ......................................    9
Financial Highlights ......................................................   10


[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with index finger pointing] This symbol highlights special information and helpful tips.


                                                    American Century Investments


[page 2 - blank]


2        American Century Investments                            1-800-345-3533


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The fund managers look for stocks of growing foreign companies. The basis of the strategy used by the fund managers is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's growth investment style and the fund's investment strategies and risks begins on page 5.


The fund's principal risks include

* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the fund's shares may fluctuate significantly in the short term.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

* Foreign Risk--The fund invests primarily in foreign securities, which are generally riskier than U.S. stocks.

WHO may WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment

* seeking diversification of your investment portfolio through investment in foreign securities

* comfortable with the risks associated with investing in U.S. and foreign growth securities

*  comfortable with the fund's short-term price volatility

WHO may not WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with the risks associated with foreign investing

*  uncomfortable with volatility in the value of your investment

[left margin]

[graphic of hand with index finger pointing] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


     www.americancentury.com                   American Century Investments   3



FUND PERFORMANCE HISTORY

VP INTERNATIONAL FUND

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


[bar chart - data below]

         VP International
1998     18.76%
1997     18.63%
1996     14.41%
1995     12.21%



The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                  Lowest
--------------------------------------------------------------------------------
VP International                17.82% (1Q 1998)         -18.28% (3Q 1998)

Average Annual Returns

The following table shows the average annual returns of the fund's shares for the periods indicated during the life of the fund. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance, while the Morgan Stanley Capital International EAFE Index is a widely followed group of stocks from 20 countries.

For the calendar year ended December 31, 1998      1 year        Life of Fund(1)
--------------------------------------------------------------------------------
VP International                                   18.76%        12.30%
S&P 500 Index                                      28.68%        26.65%
Morgan Stanley Capital International EAFE Index    20.00%         8.11%

(1) The inception date for VP International is May 1, 1994.


[left margin]


[graphic of hand with index finger pointing] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic  of  hand  with  index  finger   pointing]   For  current   performance
information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.



4        American Century Investments                            1-800-345-3533


INFORMATION ABOUT THE FUND

VP INTERNATIONAL FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?


The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenue growth. Ideally, the fund managers look for companies whose earnings and revenues are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value.


The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than allocating investments by country or region or simply buying any company in a growing industry or sector. The fund managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain their growth and to sell stocks of companies whose growth begins to slow down.


In addition to locating strong companies with earnings and revenue growth, the fund managers believe that it is important to diversify the fund's holdings across different countries and geographical regions to attempt to manage the risks of an international portfolio. For this reason, the fund managers also consider the prospects for relative economic growth among countries or regions, economic and political conditions, expected inflation rates, currency exchange fluctuations, and tax considerations when making investments.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, short-term instruments, NON-LEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A more complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about VP International's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.


[left margin]

[graphic of hand with index finger pointing] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

NON-LEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.


    www.americancentury.com                    American Century Investments   5


WHAT KINDS OF SECURITIES DOES THE FUND BUY?


The fund generally will purchase equity securities of foreign companies. At least 65% of the fund's assets will be invested at all times in equity securities of issuers from at least three countries outside the United States. The fund can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities.

In the event of exceptional market or economic conditions, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or high-quality, short-term debt securities. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

The fund considers foreign companies to include companies (i) domiciled outside the United States, (ii) deriving at least half of their revenue from sales or production outside the United States, or (iii) for which the principal trading market of their securities is outside the United States. The fund does not have limits on the countries in which it can invest, and the fund managers expect to invest in companies in both developed countries and emerging markets. The fund considers developed countries to include Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Spain, Sweden, Switzerland, the United Kingdom and the United States. Emerging market countries are considered to be those countries not listed as developed countries above.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of VP International's shares depends on the value of the stocks and other securities it owns. The value of the individual securities the fund owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of VP International may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money


Investing in foreign securities has certain unique risks that make it generally riskier than investing in U.S. stocks. These risks include exposure to political and economic events in world markets; limited availability of public information; less developed trading markets; and lack of uniform financial reporting and regulatory practices similar to those that apply in the United States. In addition, foreign securities are subject to currency risk, meaning that because the fund's investments are generally held in foreign currencies, the fund could experience gains or losses based solely upon a change in the exchange rate between foreign currencies and the U.S. dollar.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.



6        American Century Investments                            1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.47% of the average net assets of the fund. In November 1998, the fund's shareholders approved a new management agreement with lower fees. Under the new agreement, the advisor will receive a unified management fee of 1.50% of the first $250 million of the average net assets of the fund, 1.20% of the next $250 million and 1.10% thereafter. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:

HENRIK STRABO


Mr. Strabo, Senior Vice President and Chief Investment Officer--International Equities, has been a member of the team that manages VP International since the fund's inception on May 1, 1994. He joined American Century in 1993 as an Investment Analyst and was promoted to Portfolio Manager in April 1994. He has a bachelor's degree in business from the University of Washington.


MARK S. KOPINSKI


Mr. Kopinski, Senior Vice President and Portfolio Manager, has been a member of the team that manages VP International since rejoining American Century in April 1997. Before rejoining American Century, he served as Vice President and Portfolio Manager at Federated Investors, Inc. from June 1995 to March 1997. Prior to 1995, he served as Vice President and Portfolio Manager of American Century. He has a bachelor's degree in business administration from Monmouth College and an MA in Asian studies from the University of Illinois.


[left margin]

[graphic of hand with index finger pointing] CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


     www.americancentury.com                   American Century Investments   7


FUND PERFORMANCE

VP International has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios, specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.


Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.


FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



8        American Century Investments                            1-800-345-3533


SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES


For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. VP International generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin]

The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


     www.americancentury.com                   American Century Investments   9


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal periods.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


10        American Century Investments                           1-800-345-3533


VP INTERNATIONAL FUND

For a Share Outstanding Throughout the Years Ended December 31 (except as noted

PER-SHARE DATA
                                                  1998               1997            1996              1995            1994(1)

Net Asset Value, Beginning of Period ......$      6.84        $      5.96     $      5.33       $      4.75     $      5.00
                                           -----------        -----------     -----------       -----------     -----------
Income From Investment Operations
  Net Investment Income (Loss) ............       0.02              (0.02)           0.02(2)           0.03(2)         --
  Net Realized and Unrealized
     Gain (Loss) on
     Investment Transactions ..............       1.24               1.11            0.74              0.55           (0.25)
                                           -----------        -----------     -----------       -----------     -----------
  Total From Investment Operations ........       1.26               1.09            0.76              0.58           (0.25)
                                           -----------        -----------     -----------       -----------     -----------
Distributions
  From Net Investment Income ..............      (0.04)             (0.06)          (0.03)             --              --
  In Excess of Net Investment Income ......       --                (0.01)          (0.07)             --              --
  From Net Realized Gains
     on Investment Transactions ...........      (0.36)             (0.14)          (0.03)             --              --
  In Excess of Net Realized Gains .........      (0.08)              --              --                --              --
                                           -----------        -----------     -----------       -----------     -----------
  Total Distributions .....................      (0.48)             (0.21)          (0.13)             --              --
                                           -----------        -----------     -----------       -----------     -----------
Net Asset Value, End of Period ............$      7.62        $      6.84     $      5.96       $      5.33     $      4.75
                                           -----------        -----------     -----------       -----------     -----------
  Total Return(3) .........................      18.76%             18.63%          14.41%            12.21%          (5.00)%

RATIOS/SUPPLEMENTAL DATA
                                                  1998               1997            1996              1995            1994(1)

Ratio of Operating Expenses
   to Average Net Assets ..................       1.47%(4)           1.50%           1.50%             1.50%           1.50%(5)
Ratio of Net Investment Income
   (Loss) to Average Net Assets ...........       0.25%(4)          (0.08)%          0.31%             0.70%     (0.11)%(5)
Portfolio Turnover Rate ...................        181%               173%            154%              214%            157%
Net Assets, End of Period (in thousands) ..$   418,962        $   216,523     $   101,335       $    51,609     $    17,993

(1) May 1, 1994 (inception) through December 31, 1994.

(2) Computed using average shares outstanding throughout the period.

(3) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions,  if any. Total returns for periods less than one year are not annualized.

(4) The fund's advisor voluntarily waived a portion of its management fee from October 1, 1998 through November 16, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 1.48% and 0.24% for the year ended December 31, 1998.

(5) Annualized.


    www.americancentury.com                   American Century Investments   11



NOTES



12        American Century Investments                           1-800-345-3533



NOTES



     www.americancentury.com                   American Century Investments   13


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You many obtain a copy of the SAI or annual and semiannual reports at no charge by contacting American Century at the telephone number or address below.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)
--------------------------------------------------------------------------------

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-345-3533 or 816-531-5575

WWW.AMERICANCENTURY.COM

FAX: 816-340-4360


TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Investment Company Act File No. 811-5188


                        [american century logo (reg.sm)]
                                    American
                                     Century


9905
SH-PRS-15707

(front cover)

                               AMERICAN CENTURY

                                  Prospectus

                                                        VP Income & Growth Fund

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century


                                                                    MAY 1, 1999

(left hand margin)

   The Securities and Exchange Commission has not approved or disapproved these securities or determined if this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

                                                                Distributed by
                                                        Funds Distributor, Inc.



(blank page)


Table of Contents


An Overview of the Fund ...................................................    3
Fund Performance History ..................................................    4
Information about the Fund ................................................    5
Management ................................................................    7
Share Price, Distributions and Taxes ......................................    9
Financial Highlights ......................................................   10


Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in green italics, look for its definition in the left margin.

(graphic of hand with index finger pointing) This symbol highlights special information and helpful tips.


                                                  American Century Investments


(blank page)


2       American Century Investments                             1-800-345-3533


An Overview of the Fund

What is the fund's investment goal?

The fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

What are the fund's primary investment strategies and principal risks?


In selecting stocks for VP Income & Growth, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The managers use quantitative, computer- driven models to construct the portfolios of stocks. A more detailed description of the fund's investment strategies begins on page 5.


The fund's principal risks include

* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Price Volatility--The value of the fund's shares may fluctuate significantly in the short term.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

Who may want to invest in the fund?

The fund may be a good investment if you are

* seeking long-term capital growth from your investment

* comfortable with the fund's short-term price volatility

* comfortable with the risks associated with the fund's investment strategy

Who may not want to invest in the fund?

The fund may not be a good investment if you are

* investing for a short period of time

* uncomfortable with volatility in the value of your investment

(left margin)


(graphic of hand with index finger pointing)
An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.



www.americancentury.com                   American Century Investments        3



Fund Performance History

VP Income & Growth Fund

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


(bar chart data below)

VP Income and Growth fund
1998          26.87%

The highest and lowest quarterly returns for the period reflected in the bar chart are:


                                Highest                     Lowest
------------------------------------------------------------------------------
VP Income & Growth              21.69% (1Q 1998)            -11.25% (3Q 1998)

Average Annual Returns

The following table shows the average annual returns of the fund's shares for the periods indicated during the life of the fund. The benchmark is an unmanaged index that has no operating costs and is included in the table for performance comparison.

For the calendar year
ended December 31, 1998                 1 year           Life of Fund (1)
-------------------------------------------------------------------------------
VP Income & Growth                      26.87%           30.68%
S&P 500 Index                           28.68%           32.30%

(1) The inception date for VP Income & Growth is October 30, 1997.


(left margin)

(graphic of hand with index finger pointing)
The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.


(graphic of hand with index finger pointing)
For current performance information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.



4        American Century Investments                            1-800-345-3533


Information about the Fund

VP Income & Growth Fund

What is the fund's investment objective?

The fund seeks dividend growth, current income and capital appreciation by investing in common stocks.

How does the fund pursue its investment objective?

The fund's investment strategy utilizes quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price to book value and stock price to cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.

In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create a fund that provides better returns than the S&P 500 without taking on significant additional risk. The managers also attempt to create a dividend yield for the fund that will be greater than that of the S&P 500.


The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term instruments, non-leveraged stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about VP Income & Growth's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.


(left hand margin)


Non-leveraged means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.



www.americancentury.com                    American Century Investments       5


What are the primary risks of investing in the fund?

The value of VP Income & Growth's shares depends on the value of the stock and other securities it owns. The value of the individual securities VP Income & Growth owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

As with all funds, at any given time the value of your shares of VP Income & Growth may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.



6        American Century Investments                            1-800-345-3533


Management

Who manages the fund?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

The Board of Directors

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

The Investment Advisor

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.70% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


The Fund Management Team


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:


John Schniedwind
Mr. Schniedwind, Senior Vice President and Group Leader--Quantitative Equity, has been a member of the team since the fund's inception. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.


Kurt Borgwardt
Mr. Borgwardt, Vice President, Portfolio Manager and Director of Quantitative Equity Research, joined American Century in 1990, and has managed the quantitative equity research effort since then. He has been a member of the team since the fund's inception. He has a bachelor of arts from Stanford University and an MBA with a specialization in finance from the University of Chicago.
He is a Chartered Financial Analyst.

(left margin)

(graphic of hand with index finger pointing
Code of Ethics


American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.



www.americancentury.com                   American Century Investments        7


Fund Performance

VP Income & Growth has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios, specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.


Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.


Fundamental Investment Policies


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


Year 2000 Issues

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



8        American Century Investments                            1-800-345-3533


Share Price, Distributions and Taxes

Purchase and Redemption of Shares


For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


Abusive Trading Practices

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

Share Price


American Century determines the net asset value (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.


Distributions


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as capital gains realized on the sale of investment securities. VP Income & Growth generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

Taxes

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

(left margin)

The net asset value of the fund is the price of its shares.


Capital gains are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.



www.americancentury.com                   American Century Investments     9


Financial Highlights

Understanding the Financial Highlights

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last two fiscal periods.

On a per-share basis, the table includes as appropriate

* share price at the beginning of the period

* investment income and capital gains or losses

* distributions of income and capital gains paid to shareholders

* share price at the end of the period

The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

* Expense Ratio--operating expenses as a percentage of average net assets

* Net Income Ratio--net investment income as a percentage of average net assets

* Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



10        American Century Investments                           1-800-345-3533



VP Income & Growth Fund

For a Share Outstanding Throughout the Years Ended December 31 (except as noted

Per-Share Data
                                                      1998             1997(1)

Net Asset Value, Beginning of Period .......    $      5.39      $      5.00
                                                -----------      -----------
Income From Investment Operations
  Net Investment Income ....................           0.03             0.02
  Net Realized and Unrealized Gain
  on Investment Transactions ...............           1.41             0.37
                                                -----------      -----------
  Total From Investment Operations .........           1.44             0.39
                                                -----------      -----------
Distributions
  From Net Investment Income ...............          (0.04)            --
  From Net Realized Gains
  on Investment Transactions ...............          (0.01)            --
                                                -----------      -----------
  Total Distributions ......................          (0.05)            --
                                                -----------      -----------
Net Asset Value, End of Period .............    $      6.78      $      5.39
                                                -----------      -----------
  Total Return(2) ..........................          26.87%            7.80%
Ratios/Supplemental Data
                                                       1998             1997

Ratio of Operating Expenses
to Average Net Assets ......................           0.70%            0.70%(3)
Ratio of Net Investment Income
to Average Net Assets ......................           1.43%            1.94%(3)
Portfolio Turnover Rate ....................             55%              10%
Net Assets, End of Period (in thousands) ...    $   109,626      $     1,230

(1) October 30, 1997 (inception) through December 31, 1997.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any. Total returns for periods less than one year are not annualized.

(3) Annualized.

www.americancentury.com                   American Century Investments       11


Notes



12        American Century Investments                           1-800-345-3533


Notes


www.americancentury.com                   American Century Investments       13



More information about the fund is contained in these documents


Annual and Semiannual Reports


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


Statement of Additional Information (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting American Century at the telephone number of address below.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location
                           and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                          (The SEC will charge a fee for copying the documents.)

--------------------------------------------------------------------------------


American Century Investments
P.O. Box 419385
Kansas City, Missouri 64141-6385

Investment Professional Service Representative
1-800-345-3533 or 816-531-5575


www.americancentury.com

Fax: 816-340-4360


Telecommunications Device for the Deaf
1-800-634-4113 or 816-444-3485

Business, Not-For-Profit and Employer-Sponsored
Retirement Plans
1-800-345-3533

Investment Company Act File No. 811-5188


                        [american century logo (reg.sm)]
                                    American
                                     Century


9905
SH-PRS-15706

                               AMERICAN CENTURY

                                   Prospectus

                                                                VP Balanced Fund

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century


[left margin]

MAY 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by  Funds Distributor, Inc.

[end left margin]


TABLE OF CONTENTS


An Overview of the Fund ...................................................    3
Fund Performance History ..................................................    4
Information about the Fund ................................................    5
Management ................................................................    7
Share Price, Distributions and Taxes ......................................   10
Financial Highlights ......................................................   11


[left margin callouts]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

+ This symbol highlights special information and helpful tips.

[end left margin callouts]


                                                   American Century Investments


2        American Century Investments                            1-800-345-3533


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?


The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


In selecting stocks for the equity portion of VP Balanced, the fund managers select primarily from the largest 1,500 publicly traded U.S. companies. The fixed-income portion of the fund is invested in a diversified portfolio of high-grade securities. A more detailed description of the fund's investment strategies begins on page 5.


The fund's principal risks include

* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Interest Rate Risk--When interest rates change, the value of the fund's fixed-income securities will be affected.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking a fund that combines the potential for long-term capital growth with income

* seeking the convenience of a fund that invests in both equity and fixed-income securities

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin callout]

+ An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

[end left margin callout]


www.americancentury.com                     American Century Investments      3



FUND PERFORMANCE HISTORY

VP BALANCED FUND

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


[bar chart data]

1998      1997      1996      1995      1994      1993      1992
15.77%    15.81%    12.21%    21.12%    0.61%     7.69%     -6.04%


The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                  Lowest
--------------------------------------------------------------------------------
VP Balanced                     12.16% (2Q 1997)         -7.28% (3Q 1998)

Average Annual Returns

The following table shows the average annual returns of the fund's shares for the periods indicated during the life of the fund. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The fund's benchmark was changed to the Lehman Aggregate Bond Index beginning January 1, 1999. The fund's advisor believes this index better represents the broad U.S. taxable bond market. The Lehman Aggregate Bond Index includes mortgage-backed securities, while the fund's previous index did not.

For the calendar year ended December 31, 1998   1 year  5 years  Life of Fund(1)
--------------------------------------------------------------------------------
VP Balanced                                     15.77%  12.89%   11.65%
S&P 500 Index                                   28.68%  24.05%   19.45%
Lehman Intermediate Government/Corporate Index   8.44%   6.60%    7.77%
Blended Index(2)                                20.54%  17.07%   14.89%
Lehman Aggregate Bond Index                      8.69%   7.27%    8.50%
Blended Index(3)                                20.71%  17.36%   15.20%


(1) The inception date for VP Balanced is May 1, 1991.

(2) The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500, which represents the equity  portion of the fund,  and 40% of the Blended  Index  consists of the
    Lehman Intermediate Government/Corporate Index, which represents the fixed-income portion.

(3) The Blended Index is a combination of two widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 60% of the Blended Index consists of the performance of the S&P 500, which represents the equity portion of the fund, and 40% of the Blended Index consists of the Lehman Aggregate Bond Index, which represents the fixed-income portion.

[left margin callouts]

+ The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

+ For current performance information, please call us at 1-800-345-3533 or visit
  American Century's Web site at www.americancentury.com.

[end left margin callouts]


4        American Century Investments                            1-800-345-3533



INFORMATION ABOUT THE FUND

VP BALANCED FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

With the equity portion of the VP Balanced portfolio, the fund managers utilize quantitative management techniques in a two-step process that draws heavily on computer technology. In the first step, the fund managers rank stocks, primarily the 1,500 largest publicly traded companies in the United States (measured by the value of their stock) from most attractive to least attractive. This is determined by using a computer model that combines measures of a stock's value, as well as measures of its growth potential. To measure value, the managers use ratios of stock price-to-book value and stock price-to-cash flow, among others. To measure growth, the managers use, among others, the rate of growth of a company's earnings and changes in its earnings estimates.


In the second step, the managers use a technique called portfolio optimization. In portfolio optimization, the managers use a computer to build a portfolio of stocks from the ranking described earlier that they believe will provide the optimal balance between risk and expected return. The goal is to create an equity portfolio that provides better returns than the S&P 500 without taking on significant additional risk.


The fixed-income portion of the fund's portfolio is invested primarily in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities payable in U.S. currency, with a minimum of 25% of the fund's assets in fixed-income SENIOR SECURITIES. At least 80% of the fixed-income assets will be invested in securities that, at the time of purchase, are rated within the three highest categories by a nationally recognized statistical rating organization. Up to 20% of the fixed-income portion may be invested in the fourth category-rated securities, and up to 15% may be invested in the fifth category. Under normal market conditions the WEIGHTED AVERAGE MATURITY for the fixed-income portfolio will be in the three- to 10-year range.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the equity portion of the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, NON-LEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.

Additional information about VP Balanced's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.


[left margin callouts]

SENIOR SECURITIES is a term that refers to the bonds of a company that are first in line for payment if it has difficulties meeting its payment obligations. As long as a series of a company's bonds is not subordinated to another series of the company's bonds, it is considered "senior" debt.

WEIGHTED AVERAGE MATURITY is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

NON-LEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

+ Fixed-income securities are rated by nationally recognized securities ratings organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.

[end left margin callouts]



www.americancentury.com                    American Century Investments      5



WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of VP Balanced's shares depends on the value of the stocks, bonds and other securities it owns. The value of the individual equity securities VP Balanced owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk for VP Balanced is higher than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.


The lowest-rated bonds in which the fund may invest, BBB- and BB-rated bonds, contain some speculative characteristics. Having these bonds in the fund's portfolio means the fund's value may go down more, if interest rates or other economic conditions change, than if the fund contained only higher-rated bonds.


As with all funds, at any given time the value of your shares of VP Balanced may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.


Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.



6        American Century Investments                            1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 0.97% of the average net assets of the fund. In November 1998, the fund's shareholders approved a new management agreement with lower fees. Under the new agreement, the advisor will receive a unified management fee of 0.90% of the first $250 million of the average net assets of the fund, 0.85% of the next $250 million and 0.80% thereafter. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.



www.americancentury.com                   American Century Investments      7


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:

JOHN SCHNIEDWIND


Mr. Schniedwind, Senior Vice President and Group Leader-Quantitative Equity, has been a member of the team that manages the equity portion of VP Balanced since November 1998. He joined American Century in 1982 and also supervises other portfolio management teams. He has a bachelor of science from Purdue University and an MBA in finance from the University of California. He is a Chartered Financial Analyst.


JEFFREY R. TYLER

Mr. Tyler, Senior Vice President and Portfolio Manager, has been a member of the team that manages the equity portion of VP Balanced since November 1998. He joined American Century as a Portfolio Manager in January 1988. He has a bachelor's degree in business economics from the University of California and an MBA in finance and economics from Northwestern University. He is a Chartered Financial Analyst.

JEFFREY L. HOUSTON


Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Balanced since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.


JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Balanced since January 1999. He joined American
Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

[left margin callout]

+ CODE OF ETHICS


American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


[end left margin callout]


8        American Century Investments                            1-800-345-3533


FUND PERFORMANCE

VP Balanced has the same management team and investment policies as another fund in the American Century family of funds. The fees and expenses of the funds are expected to be similar, and they will be managed with substantially the same investment objective and strategies. Notwithstanding these general similarities, this fund and the retail fund are separate mutual funds that will have different investment performance. Differences in cash flows into the two funds, the size of their portfolios, specific investments held by the two funds, as well as the additional expenses of the insurance product, will cause performance to differ.


Please consult the separate account prospectus for a description of the insurance product through which the fund is offered and its associated fees.


FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



www.americancentury.com                   American Century Investments      9


SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES


For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. VP Balanced generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin callouts]

The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

[end left margin callouts]


10        American Century Investments                           1-800-345-3533


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


www.americancentury.com                   American Century Investments     11


VP BALANCED FUND

For a Share Outstanding Throughout the Years Ended December 31

PER-SHARE DATA

                                                              1998             1997            1996            1995            1994


Net Asset Value, Beginning of Year ....................$      8.24      $      7.54     $      7.04     $      5.96     $      6.07


Income From Investment Operations

Net Investment Income .................................       0.16             0.19            0.18            0.17            0.15

Net Realized and Unrealized Gain (Loss)
on Investment Transactions ............................       1.04             0.94            0.65            1.08           (0.11)


Total From Investment Operations ......................       1.20             1.13            0.83            1.25            0.04


Distributions

From Net Investment Income ............................      (0.15)           (0.09)          (0.13)          (0.17)          (0.15)

From Net Realized Gains on Investment Transactions ....      (0.95)           (0.34)          (0.20)           --              --


Total Distributions ...................................      (1.10)           (0.43)          (0.33)          (0.17)          (0.15)


Net Asset Value, End of Year ..........................$      8.34      $      8.24     $      7.54     $      7.04     $      5.96


Total Return(1) .......................................      15.77%           15.81%          12.21%          21.12%           0.61%

RATIOS/SUPPLEMENTAL DATA

                                                              1998             1997            1996            1995            1994


Ratio of Operating Expenses to Average Net Assets .....       0.97%(2)         1.00%           0.99%           0.97%           1.00%

Ratio of Net Investment Income to Average Net Assets ..       2.16%(2)         2.19%           2.43%           2.69%           2.49%

Portfolio Turnover Rate ...............................        158%             125%            130%             87%             63%

Net Assets, End of Year (in thousands) ................$   280,437      $   219,087     $   215,393     $   153,823     $   105,100

(1)  Total  return   assumes   reinvestment   of  dividends  and  capital  gains
     distributions, if any.

(2) The fund's advisor voluntarily waived a portion of its management fee from October 1, 1998 through November 16, 1998. In absence of the waiver, the annualized ratio of operating expenses to average net assets and annualized ratio of net investment income to average net assets would have been 0.99% and 2.15%, respectively, for the year ended December 31, 1998.


12        American Century Investments                           1-800-345-3533


NOTES


www.americancentury.com                   American Century Investments      13


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting American Century at the telephone number or address below.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents.)

--------------------------------------------------------------------------------

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-345-3533 or 816-531-5575

WWW.AMERICANCENTURY.COM


FAX: 816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485


BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Investment Company Act File No. 811-5188

                        [american century logo (reg.sm)]
                                    American
                                     Century


9905
SH-PRS-15704

                               AMERICAN CENTURY

                                   Prospectus

                                                               VP Advantage Fund

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century


[left margin]

MAY 1, 1999

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

Distributed by  Funds Distributor, Inc.

[end left margin]


TABLE OF CONTENTS


An Overview of the Fund ...................................................    3
Fund Performance History ..................................................    4
Information about the Fund ................................................    5
Management ................................................................    7
Share Price, Distributions and Taxes ......................................   10
Financial Highlights ......................................................   11


[left margin callouts]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

+ This symbol highlights special  information and helpful tips.

[end left margin callouts]


                                                   American Century Investments


2        American Century Investments                            1-800-345-3533


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?


The fund seeks long-term capital growth and current income by investing approximately 40% of its assets in equity securities, 40% in fixed-income securities and the remaining 20% in cash and cash equivalents.


WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


In selecting stocks for the equity portion of VP Advantage, the fund managers look for common stocks of growing companies. The basis of the equity strategy is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. The fixed-income and cash portions of the fund are invested in fixed-income securities of the U.S. government and its agencies and instrumentalities. A more detailed description of the fund's investment strategies begins on page 5.


The fund's principal risks include

* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.

* Interest Rate Risk--When interest rates change, the value of the fund's fixed-income securities will be affected.

* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

* seeking a fund that combines the potential for long-term capital growth with income

* seeking the convenience of a fund that invests in both equity and fixed-income securities

*  comfortable with the risks associated with the fund's investment strategy

WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin callout]


+ An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


[end left margin callout]


www.americancentury.com                     American Century Investments      3



FUND PERFORMANCE HISTORY

VP ADVANTAGE FUND

Annual Total Returns

The following bar chart shows the performance of the fund's shares for each full calendar year in the life of the fund. It indicates the volatility of the fund's historical returns from year to year.


[bar chart data]

1998      1997      1996      1995      1994      1993      1992
17.19%    12.83%    9.25%     16.75%    1.03%     6.84%     -3.76%


The highest and lowest quarterly returns for the period reflected in the bar chart are:

                                Highest                  Lowest
--------------------------------------------------------------------------------
VP Advantage                    9.98% (4Q 1998)          -5.07% (1Q 1992)

Average Annual Returns

The following table shows the average annual returns of the fund's shares for the periods indicated during the life of the fund. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison.

For the calendar year ended December 31, 1998  1 year   5 years  Life of Fund(1)
--------------------------------------------------------------------------------
VP Advantage                                   17.19%   11.25%    9.75%
Lehman Intermediate Government Bond Index       8.49%    6.45%    7.57%
S&P 500 Index                                  28.68%   24.05%    9.74%
90-Day Treasury Bill Index                      4.88%    5.02%    4.54%
Blended Index(2)                               15.80%   13.21%   11.82%

(1) The inception date for VP Advantage is August 1, 1991.

(2) The Blended Index is a combination of three widely known indices in proportion to the approximate asset mix of the fund. Accordingly, 40% of the Blended Index consists of the performance of the Lehman Intermediate Government Bond Index, another 40% of the Blended Index consists of the S&P 500 Index, and the remaining 20% consists of the 90-Day Treasury Bill Index.


[left margin callouts]

+ The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

+ For current performance information, please call us at 1-800-345-3533 or visit
  American Century's Web site at www.americancentury.com.

[end left margin callouts]


4        American Century Investments                            1-800-345-3533


INFORMATION ABOUT THE FUND

VP ADVANTAGE FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?


The fund seeks long-term capital growth and current income by investing approximately 40% of its assets in equity securities, 40% in fixed-income securities and the remaining 20% in cash and cash equivalents.


HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

For the equity portion of the fund, the fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the equity portion of the fund will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.


The fixed-income and cash portions of the fund will be invested only in obligations of the U.S. government and its agencies and instrumentalities. The fixed-income securities in which the fund may invest include (1) direct obligations of the United States, such as Treasury bonds, notes and bonds, and
(2) obligations (including mortgage-backed and other asset-backed securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. Under normal market conditions, the fixed-income portion is expected to have a WEIGHTED AVERAGE MATURITY of three to 10 years, and the cash portion is expected to have a weighted average maturity of six months or less. Securities will be chosen based on their income level and price stability.

The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term securities, NON-LEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.


In the event of exceptional market or economic conditions, or if the fund is unable to find securities meeting its criteria of selection, the fund may, as a temporary defensive measure, invest all or a substantial portion of its assets in cash or cash equivalents. To the extent the fund assumes a defensive position, it will not be pursuing its objective of capital growth.

[left margin callouts]


+ Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

WEIGHTED AVERAGE MATURITY is a tool that the advisor uses to approximate the remaining maturity of a fund's investment portfolio. Generally, the longer a fund's weighted average maturity, the more sensitive it is to changes in interest rates.

NON-LEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.

+ Fixed-income securities are rated by nationally recognized securities ratings organizations (SROs), such as Moody's and Standard & Poor's. Each SRO has its own system for classifying securities, but each tries to indicate a company's ability to make timely payments of interest and principal. A detailed description of SROs, their ratings system and what we do if a security isn't rated is included in the Statement of Additional Information.


[end left margin callouts]



www.americancentury.com                    American Century Investments      5


Additional information about VP Advantage's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company from which you purchased the shares or by calling us.


WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of VP Advantage's shares depends on the value of the stocks, bonds and other securities it owns. The value of the individual equity securities VP Advantage owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence. The value of the fund's fixed-income securities will be affected primarily by rising or falling interest rates and the continued ability of the issuers of these securities to make payments of interest and principal as they become due.

Generally, when interest rates rise, the value of the fund's fixed-income securities will decline. The opposite is true when interest rates decline. The interest rate risk for VP Advantage is higher than for funds that have a shorter weighted average maturity, such as money market and short-term bond funds.

As with all funds, at any given time the value of your shares of VP Advantage may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

The fund managers may buy a large amount of a company's stock quickly for the equity portion of the fund, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or their losses may be bigger than, other equity funds using different investment styles.


Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.

The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.



6        American Century Investments                            1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.00% of the average net assets of the fund. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.



www.americancentury.com                   American Century Investments      7


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:

JAMES E. STOWERS III

Mr. Stowers, Chief Executive Officer and Portfolio Manager, joined American Century as a Portfolio Manager in 1981. He has been a member of the team that manages the equity portion of VP Advantage since the fund's inception. He has a bachelor's degree in finance from Arizona State University.

JEFFREY L. HOUSTON

Mr. Houston, Vice President and Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Advantage since June 1995. He joined American Century as an Investment Analyst in November 1990 and was promoted to Portfolio Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University. He is a Chartered Financial Analyst.

JOHN R. SYKORA


Mr. Sykora, Vice President and Portfolio Manager, has been a member of the team that manages the equity portion of VP Advantage since November 1997. He joined American Century in May 1994 as an Investment Analyst. Before joining American Century, he served as a Financial Analyst for Business Men's Assurance Company of America, Kansas City, Missouri, from August 1993 to April 1994. He has a bachelor's degree in accounting and finance and an MBA in finance from Michigan State University. He is a Chartered Financial Analyst.


BRUCE A. WIMBERLY


Mr. Wimberly, Vice President and Portfolio Manager, has been a member of the team that manages the equity portion of VP Advantage since July 1996. He joined American Century in September 1994 as an Investment Analyst. Before joining American Century, he attended the Kellogg Graduate School of Management, Northwestern University, from August 1992 to August 1994, where he obtained his MBA. He also has a bachelor of arts from Middlebury College.


JOHN F. WALSH

Mr. Walsh, Portfolio Manager, has been a member of the team that manages the fixed-income portion of VP Advantage since January 1999. He joined American
Century in February 1996 as an Investment Analyst. Prior to joining American Century, he served as an Assistant Vice President and Analyst at First Interstate Bank, Los Angeles, California, from July 1993 to January 1996. He has a bachelor's degree in marketing from Loyola Marymount University and an MBA in finance from Creighton University.

[left margin callout]

+ CODE OF ETHICS

American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.

[end left margin callout]


8        American Century Investments                            1-800-345-3533


FUNDAMENTAL INVESTMENT POLICIES


Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.


YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.



www.americancentury.com                   American Century Investments      9


SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES


For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. VP Advantage generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.

[left margin callouts]

The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.

[end left margin callouts]


10        American Century Investments                           1-800-345-3533


FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.



www.americancentury.com                   American Century Investments     11


VP ADVANTAGE FUND

For a Share Outstanding Throughout the Years Ended December 31

PER-SHARE DATA

                                                             1998           1997           1996           1995           1994


Net Asset Value, Beginning of Year ....................$     6.60     $     6.29     $     6.19     $     5.48     $     5.57


Income From Investment Operations

  Net Investment Income ...............................      0.19           0.19           0.20           0.20           0.15

  Net Realized and Unrealized Gain (Loss)
  on Investment Transactions ..........................      0.86           0.56           0.34           0.71          (0.09)


  Total From Investment Operations ....................      1.05           0.75           0.54           0.91           0.06


Distributions

  From Net Investment Income ..........................     (0.15)         (0.10)         (0.15)         (0.20)         (0.15)

  From Net Realized Gains on Investment Transactions ..     (0.56)         (0.34)         (0.29)          --             --


  Total Distributions .................................     (0.71)         (0.44)         (0.44)         (0.20)         (0.15)


Net Asset Value, End of Year ..........................$     6.94     $     6.60     $     6.29     $     6.19     $     5.48


  Total Return(1) .....................................     17.19%         12.83%          9.25%         16.75%          1.03%

RATIOS/SUPPLEMENTAL DATA

                                                             1998           1997           1996           1995           1994


Ratio of Operating Expenses to Average Net Assets .....      1.00%          0.99%          0.98%          0.95%          1.00%

Ratio of Net Investment Income to Average Net Assets ..      2.74%          2.85%          3.10%          3.32%          2.65%

Portfolio Turnover Rate ...............................        82%            69%            80%            99%            57%

Net Assets, End of Year (in thousands) ................$   26,308     $   25,244     $   25,230     $   24,037     $   22,413


(1) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


12        American Century Investments                           1-800-345-3533


NOTES


www.americancentury.com                   American Century Investments     13


MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.


You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting American Century at the telephone number or address below.


You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).

* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying the documents.)

--------------------------------------------------------------------------------

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385

INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-345-3533 or 816-531-5575

WWW.AMERICANCENTURY.COM


FAX: 816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533


Investment Company Act File No. 811-5188

                        [american century logo(reg.sm)]
                                    American
                                    Century

9905
SH-PRS-15703

                               AMERICAN CENTURY

                               Prospectus

                                                    VP Capital Appreciation Fund

                                                [american century logo (reg.sm)]
                                                                        American
                                                                         Century



[left margin]

                                                                     MAY 1, 1999

          THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED
                THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR
                 COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                          Distributed by Funds Distributor, Inc.


[blank page]


TABLE OF CONTENTS


An Overview of the Fund ...................................................    3
Fund Performance History ..................................................    4
Information about the Fund ................................................    5
Management ................................................................    7
Share Price, Distributions and Taxes ......................................    9
Financial Highlights ......................................................   10



[left margin]

Throughout this book you'll find definitions of key investment terms and phrases. When you see a word printed in GREEN ITALICS, look for its definition in the left margin.

[graphic of hand with pointing index finger] This symbol highlights special information and helpful tips.


                                                    American Century Investments


[blank page]


2        American Century Investments                             1-800-345-3533


AN OVERVIEW OF THE FUND

WHAT IS THE FUND'S INVESTMENT GOAL?

The fund seeks capital growth.

WHAT ARE THE FUND'S PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?


The fund managers look for common stocks of growing companies. The basis of the strategy used by the fund is that, over the long term, stocks of companies with earnings and revenue growth have a greater-than-average chance to increase in value over time. A more detailed description of American Century's "growth" investment style begins on page 5.


The fund's principal risks include

* Market Risk--The value of a fund's shares will go up and down based on the performance of the companies whose securities it owns and other factors affecting the securities market generally.


* Price Volatility--The value of the fund's shares may fluctuate significantly in the short term.


* Principal Loss--As with all mutual funds, if you sell your shares when their value is less than the price you paid, you will lose money.

WHO MAY WANT TO INVEST IN THE FUND?

The fund may be a good investment if you are

*  seeking long-term capital growth from your investment


*  comfortable with the fund's short-term price volatility

*  comfortable with the risks associated with the fund's investment strategy


WHO MAY NOT WANT TO INVEST IN THE FUND?

The fund may not be a good investment if you are

*  investing for a short period of time

*  uncomfortable with volatility in the value of your investment

[left margin]

[graphic of hand with pointing index finger] An investment in the fund is not a bank deposit, and it is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.


www.americancentury.com                   American Century Investments        3


FUND PERFORMANCE HISTORY


VP CAPITAL APPRECIATION FUND


Annual Total Returns

The following bar chart shows the performance of the fund's shares for each of the last 10 calendar years. It indicates the volatility of the fund's historical returns from year to year.

[bar chart]

                1998    1997    1996    1995    1994    1993    1992    1991    1990    1989
-----------------------------------------------------------------------------------------------
VP Capital
Appreciation    -2.16%  -3.26%  -4.32%  31.10%  -1.17%  10.31%  -1.34%  41.88%  -1.25%  28.72%


The highest and lowest quarterly returns for the period reflected in the bar chart are:


                                Highest                  Lowest
--------------------------------------------------------------------------------
VP Capital Appreciation         22.23% (1Q 1991)         -19.03% (3Q 1998)

Average Annual Returns


The following table shows the average annual returns of the fund's shares for the periods indicated during the last 10 calendar years. The benchmarks are unmanaged indices that have no operating costs and are included in the table for performance comparison. The S&P 500 is viewed as a broad measure of U.S. stock performance, while the S&P MidCap 400 is considered to represent the performances of mid-capitalization stocks generally and the S&P MidCap 400/BARRA Growth Index represents the half of the S&P 400 with higher price/book ratios.

For the calendar year                                                    Life of
ended December 31, 1998        1 year       5 years       10 years       Fund(1)
--------------------------------------------------------------------------------

VP Capital Appreciation        -2.16%        3.25%         8.70%          8.25%

S&P MidCap 400 Index           19.11%       18.84%        19.29%         20.08%

S&P 500 Index                  28.68%       24.05%        19.17%         19.04%

S&P MidCap 400/BARRA
Growth Index                   34.86%       19.77%        N/A            N/A


(1) The inception date for VP Capital Appreciation is November 20, 1987.


[left margin]


[graphic of hand with pointing index finger] The performance information on this page is designed to help you see how fund returns can vary. Keep in mind that past performance does not predict how the fund will perform in the future.

[graphic  of  hand  with  pointing   index   finger]  For  current   performance
information, please call us at 1-800-345-3533 or visit American Century's Web site at www.americancentury.com.


4       American Century Investments                             1-800-345-3533



INFORMATION ABOUT THE FUND

VP CAPITAL APPRECIATION FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

The fund seeks capital growth.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund managers use a growth investment strategy developed by American Century to invest in stocks of companies that they believe will increase in value over time. This strategy looks for companies with earnings and revenues that are not only growing, but growing at a successively faster, or accelerating, pace. This strategy is based on the premise that, over the long term, the stocks of companies with accelerating earnings and revenues have a greater-than-average chance to increase in value.

The managers use a bottom-up approach to select stocks to buy for the fund. That means they first look for strong, growing companies to invest in, rather than simply buying any company in a growing industry or sector. Using American Century's extensive computer database, the managers track financial information for thousands of companies to identify trends in the companies' earnings and revenues. This information is used to help the fund managers select or decide to continue to hold the stocks of companies they believe will be able to sustain accelerating growth, and to sell stocks of companies whose growth begins to slow down.

Although most of the fund's assets will be invested in U.S. companies, there is no limit on the amount of assets the fund can invest in foreign companies. Most of the fund's foreign investments are in companies located and doing business in developed countries. Investments in foreign securities present some unique risks that are more fully described in the fund's Statement of Additional Information.


The fund managers do not attempt to time the market. Instead, under normal market conditions, they intend to keep the fund essentially fully invested in stocks regardless of the movement of stock prices generally. When the managers believe that it is prudent, the fund may invest a portion of its assets in convertible securities, foreign securities, short-term instruments, NON-LEVERAGED stock index futures contracts and other similar securities. Stock index futures contracts, a type of derivative security, can help the fund's cash assets remain liquid while performing more like stocks. The fund has a policy governing stock index futures and similar derivative securities to help manage the risk of these types of investments. For example, the managers cannot leverage the fund's assets by investing in a derivative security. A complete description of the derivatives policy is included in the Statement of Additional Information.


Additional information about VP Capital Appreciation's investments is available in its annual and semiannual reports. In these reports you will find a discussion of the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period. You may get these reports at no cost by calling the insurance company through which you purchased the shares or by calling us.

WHAT KINDS OF SECURITIES DOES THE FUND BUY?

The fund will usually purchase common stocks of U.S. and foreign companies, but it can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities. The fund limits its purchase of debt securities to investment-grade obligations.


[left margin]


[graphic of hand with pointing index finger] Accelerating growth is shown, for example, by growth that is faster this quarter than last or faster this year than the year before.

NON-LEVERAGED means that the fund may not invest in futures contracts where it would be possible to lose more than the fund invested.


www.americancentury.com                     American Century Investments      5



WHAT ARE THE PRIMARY RISKS OF INVESTING IN THE FUND?

The value of VP Capital Appreciation's shares depends on the value of the stocks and other securities it owns. The value of the individual securities VP Capital Appreciation owns will go up and down depending on the performance of the companies that issued them, general market and economic conditions, and investor confidence.

The fund managers may buy a large amount of a company's stock quickly, and often will dispose of it quickly if the company's earnings or revenues decline. While the managers believe this strategy provides substantial appreciation potential over the long term, in the short term it can create a significant amount of share price volatility. This volatility can be greater than that of the average stock fund.

As with all funds, at any given time the value of your shares of VP Capital Appreciation may be worth more or less than the price you paid. If you sell your shares when the value is less than the price you paid, you will lose money.

Market performance tends to be cyclical, and in the various cycles, certain investment styles may fall in and out of favor. If the market is not favoring the fund's style, the fund's gains may not be as big as, or its losses may be bigger than, other equity funds using different investment styles.

Foreign securities can have certain unique risks, including fluctuations in currency exchange rates, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices similar to those that apply to U.S. issuers. These factors make investing in foreign securities generally riskier than investing in U.S. stocks. To the extent the fund invests in foreign securities, the overall risk of the fund could be affected.


The fund is offered only to insurance companies for the purpose of offering the fund as an investment option under variable annuity or variable life insurance contracts. Although the fund does not foresee any disadvantages to contract owners due to the fact that it offers its shares as an investment medium for both variable annuity and variable life products, the interests of various contract owners participating in the fund might, at some time, be in conflict due to future differences in tax treatment of variable products or other considerations. Consequently, the fund's Board of Directors will monitor events in order to identify any material irreconcilable conflicts that may possibly arise and to determine what action, if any, should be taken in response to such conflicts. If a conflict were to occur, an insurance company separate account might be required to withdraw its investments in the fund, and the fund might be forced to sell securities at disadvantageous prices to redeem such investments.



6        American Century Investments                             1-800-345-3533


MANAGEMENT

WHO MANAGES THE FUND?

The Board of Directors, investment advisor and fund management team play key roles in the management of the fund.

THE BOARD OF DIRECTORS

The Board of Directors oversees the management of the fund and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the fund, it has hired an investment advisor to do so. More than two-thirds of the directors are independent of the fund's advisor; that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The fund's investment advisor is American Century Investment Management, Inc. The advisor has been managing mutual funds since 1958. American Century is headquartered at 4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible for managing the investment portfolio of the fund and directing the purchase and sale of its investment securities. The advisor also arranges for transfer agency, custody and all other services necessary for the fund to operate.


For the services it provided to the fund during the most recent fiscal year, the advisor received a unified management fee of 1.00% of the average net assets of the fund. In November 1998, the fund's shareholders approved a new management agreement with lower fees. Under the new agreement, the advisor will receive a unified management fee of 1.00% of the first $500 million of the average net assets of the fund, 0.95% of the next $500 million and 0.90% thereafter. The amount of the management fee is calculated daily and paid monthly.

Out of that fee, the advisor paid all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), and extraordinary expenses.


THE FUND MANAGEMENT TEAM


The advisor uses a team of portfolio managers, assistant portfolio managers and analysts to manage the fund. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. Team members buy and sell securities for a fund as they see fit, guided by the fund's investment objective and strategy.


The portfolio managers on the investment team are identified below:

HAROLD S. BRADLEY

Mr. Bradley, Senior Vice President and Portfolio Manager, has been a member of the team that manages VP Capital Appreciation since March 1998. He joined American Century in 1988 and for 10 years managed the global equity, futures and foreign exchange trading activities for American Century. He has a bachelor of arts from Marquette University.

LINDA K. PETERSON

Ms. Peterson, Portfolio Manager, has been a member of the team that manages VP Capital Appreciation since March 1998. She joined American Century in 1986. She served as an Investment Analyst for American Century's growth-oriented equity funds from April 1994 until February 1998. She has a bachelor's degree in finance from the University of Northern Iowa and an MBA from the University of Missouri-Kansas City. She is a Chartered Financial Analyst.


[left margin]


[graphic of hand with pointing index finger] Code of Ethics
American Century has a Code of Ethics designed to ensure that the interests of fund shareholders come before the interests of the people who manage the fund. Among other provisions, the Code of Ethics prohibits portfolio managers and other investment personnel from buying securities in an initial public offering or from profiting from the purchase and sale of the same security within 60 calendar days. In addition, the Code of Ethics requires portfolio managers and other employees with access to information about the purchase or sale of securities by the fund to obtain approval before executing permitted personal trades.


www.americancentury.com                   American Century Investments       7



FUNDAMENTAL INVESTMENT POLICIES

Fundamental investment policies contained in the Statement of Additional Information and the investment objective of the fund may not be changed without a shareholder vote. The Board of Directors may change any other policies and investment strategies.

YEAR 2000 ISSUES

Many of the world's computer systems currently cannot properly recognize or process date-sensitive information relating to the Year 2000 and beyond. Because this may impact the computer systems of various American Century-affiliated and external service providers for the fund, American Century formally initiated a Year 2000 readiness project in July 1997. It involves a team of information technology professionals assisted by outside consultants and guided by a senior-level steering committee. The team's goal is to assess the impact of the Year 2000 on American Century's systems, renovate or replace noncompliant critical systems and test those systems. In addition, the team has been working to gather information about the Year 2000 efforts of the fund's other major service providers.

Although American Century believes its critical systems will function properly in the Year 2000, this is not guaranteed. If the efforts of American Century or its external service providers are not successful, the fund's business, particularly the provision of shareholder services, may be hampered.


In addition, the issuers of securities the fund owns could have Year 2000 computer problems. Foreign issuers, especially those in emerging markets, may be more susceptible to such problems than U.S. issuers. These problems could negatively affect the value of issuers' securities, which, in turn, could impact the fund's performance. The advisor has established a process to gather publicly available information about the Year 2000 readiness of these issuers. However, this process may not uncover all relevant information, and the information gathered may not be complete and accurate. Moreover, an issuer's Year 2000 readiness is only one of many factors the fund managers may consider when making investment decisions, and other factors may receive greater weight.


8        American Century Investments                             1-800-345-3533



SHARE PRICE, DISTRIBUTIONS AND TAXES

PURCHASE AND REDEMPTION OF SHARES


For instructions on how to purchase and redeem shares, read the prospectus of your insurance company separate account. Your order will be priced at the net asset value next determined after your request is received in the form required by the insurance company separate account. There are no sales commissions or redemption charges. However, certain sales or deferred sales charges and other charges may apply to the variable annuity or life insurance contracts. Those charges are disclosed in the separate account prospectus.


ABUSIVE TRADING PRACTICES

We do not permit market-timing or other abusive trading practices in our funds.

Excessive, short-term (market-timing) or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. To minimize harm to the fund and its shareholders, we reserve the right to reject any purchase order (including exchanges) from any investor we believe has a history of abusive trading or whose trading, in our judgment, has been or may be disruptive to a fund. In making this judgment, we may consider trading done in multiple accounts under common ownership or control. We also reserve the right to delay delivery of redemption proceeds up to seven days.

SHARE PRICE


American Century determines the NET ASSET VALUE (NAV) of the fund as of the close of regular trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on each day the Exchange is open. On days when the Exchange is not open (including certain U.S. holidays), we do not calculate the NAV. The NAV of a fund share is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If current market prices of securities owned by a fund are not readily available, the advisor may determine their fair value in accordance with procedures adopted by the fund's Board of Directors. Trading of securities in foreign markets may not take place on every day the Exchange is open. Also, trading in some foreign markets may take place on weekends or holidays when the fund's NAV is not calculated. So, the value of the fund's portfolio may be affected on days when you can't purchase or redeem its shares.

We will price your purchase, exchange or redemption at the NAV next determined after the insurance company separate account receives your transaction request in good order.


DISTRIBUTIONS


Federal tax laws require the fund to make distributions to its shareholders in order to qualify as a "regulated investment company." Qualification as a regulated investment company means that the fund will not be subject to state or federal income tax on amounts distributed. The distributions generally consist of dividends and interest received by the fund, as well as CAPITAL GAINS realized on the sale of investment securities. VP Capital Appreciation generally pays distributions from net income and capital gains, if any, once a year in December. The fund may make more frequent distributions, if necessary, to comply with Internal Revenue Code provisions.


You will participate in fund distributions, when they are declared, starting on the day after your purchase is effective. For example, if you purchase shares on a day that a distribution is declared, you will not receive that distribution. If you redeem shares, you will receive any distribution declared on the day you redeem. If you redeem all shares, we will include any distributions received with your redemption proceeds. All distributions from the fund will be invested in additional shares.

TAXES

Consult the prospectus of your insurance company separate account for a discussion of the tax status of your variable contract.


[left margin]


The NET ASSET VALUE of the fund is the price of its shares.

CAPITAL GAINS are increases in the values of capital assets, such as stock, from the time the assets are purchased. Tax becomes due on capital gains once an asset is sold.


www.americancentury.com                   American Century Investments        9



FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The table on the next page itemizes what contributed to the changes in share price during the period. It also shows the changes in share price for this period in comparison to changes over the last five fiscal years.

On a per-share basis, the table includes as appropriate

*  share price at the beginning of the period

*  investment income and capital gains or losses

*  distributions of income and capital gains paid to shareholders

*  share price at the end of the period

The table also includes some key statistics for the period as appropriate

* Total Return--the overall percentage of return of the fund, assuming the reinvestment of all distributions

*  Expense Ratio--operating expenses as a percentage of average net assets

*  Net Income Ratio--net investment income as a percentage of average net asset

*  Portfolio Turnover--the percentage of the fund's buying and selling activity


The Financial Highlights have been audited by Deloitte & Touche LLP, independent auditors. Their Independent Auditors' Report is included in the fund's annual report for the year ended December 31, 1998, which is incorporated by reference into the Statement of Additional Information, and is available upon request.


10      American Century Investments                             1-800-345-3533


VP CAPITAL APPRECIATION FUND

For a Share Outstanding Throughout the Years Ended December 31

PER-SHARE DATA
                                               1998              1997                1996                1995              1994

Net Asset Value,
Beginning of Year .................   $        9.68     $       10.24       $       12.06       $        9.21     $        9.32
                                      -------------     -------------       -------------       -------------     -------------
Income From
Investment Operations

  Net Investment Income (Loss) ....           (0.01)            (0.05)(1)           (0.06)(1)           (0.02)             0.01

  Net Realized and
  Unrealized Gain (Loss)
  on Investment Transactions ......           (0.17)            (0.30)              (0.40)               2.88             (0.12)
                                      -------------     -------------       -------------       -------------     -------------
  Total From
  Investment Operations ...........           (0.18)            (0.35)              (0.46)               2.86             (0.11)
                                      -------------     -------------       -------------       -------------     -------------
Distributions

  From Net Investment Income ......            --                --                  --                 (0.01)             --

  From Net Realized
  Gains on Investment
  Transactions ....................           (0.48)            (0.21)              (1.36)               --                --
                                      -------------     -------------       -------------       -------------     -------------
  Total Distributions .............           (0.48)            (0.21)              (1.36)              (0.01)             --
                                      -------------     -------------       -------------       -------------     -------------
Net Asset Value,
End of Year .......................   $        9.02     $        9.68       $       10.24       $       12.06     $        9.21
                                      =============     =============       =============       =============     =============
  Total Return(2) .................           (2.16)%           (3.26)%             (4.32)%             31.10%            (1.17)%

RATIOS/SUPPLEMENTAL DATA
                                               1998              1997                1996                1995              1994

Ratio of Operating Expenses
to Average Net Assets .............            1.00%             1.00%               1.00%               0.99%             1.00%

Ratio of Net Investment
Income (Loss) to
Average Net Assets ................           (0.07)%           (0.53)%             (0.59)%             (0.23)%            0.11%

Portfolio Turnover Rate ...........             206%              107%                182%                147%              115%

Net Assets,
End of Year (in thousands) ........   $     448,701     $     593,698       $   1,313,865       $   1,461,124     $   1,002,577

(1) Computed using average shares outstanding throughout the period.

(2) Total  return   assumes   reinvestment   of  dividends   and  capital  gains
    distributions, if any.


www.americancentury.com                     American Century Investments     11


NOTES


12        American Century Investments                           1-800-345-3533


NOTES


www.americancentury.com                   American Century Investments       13



MORE INFORMATION ABOUT THE FUND IS CONTAINED IN THESE DOCUMENTS


ANNUAL AND SEMIANNUAL REPORTS


These reports contain more information about the fund's investments and the market conditions and investment strategies that significantly affected the fund's performance during the most recent fiscal period.


STATEMENT OF ADDITIONAL INFORMATION (SAI)


The SAI contains a more detailed, legal description of the fund's operations, investment restrictions, policies and practices. The SAI is incorporated by reference into this Prospectus. This means that it is legally part of this Prospectus, even if you don't request a copy.

You may obtain a copy of the SAI or annual and semiannual reports at no charge by contacting American Century at the telephone number or address below.

You also can get information about the fund (including the SAI) from the Securities and Exchange Commission (SEC).


* In person                SEC Public Reference Room
                           Washington, D.C.
                           Call 1-800-SEC-0330 for location and hours.

* On the Internet          www.sec.gov

* By mail                  SEC Public Reference Section
                           Washington, D.C. 20549-6009
                           (The SEC will charge a fee for copying
                           the documents.)

--------------------------------------------------------------------------------


AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385


INVESTMENT PROFESSIONAL SERVICE REPRESENTATIVE
1-800-345-3533 or 816-531-5575

WWW.AMERICANCENTURY.COM


FAX: 816-340-4360

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS, NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

Investment Company Act File No. 811-5188


                        [american century logo (reg.sm)]
                                    American
                                     Century


9905
SH-PRS-15705

AMERICAN CENTURY
Statement of  Additional Information

VP Advantage Fund
VP Balanced Fund
VP Capital Appreciation Fund
VP Income & Growth Fund
VP International Fund
VP Value Fund

                                                 [american century logo(reg.sm)]
                                                                        American
                                                                         Century

MAY 1, 1999

THIS STATEMENT OF ADDITIONAL INFORMATION ADDS TO THE DISCUSSION IN THE FUNDS' PROSPECTUSES, DATED MAY 1, 1999, BUT IS NOT A PROSPECTUS. THE STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE FUNDS' CURRENT PROSPECTUSES. IF YOU WOULD LIKE A COPY OF A PROSPECTUS, PLEASE CONTACT US AT ONE OF THE ADDRESSES OR TELEPHONE NUMBERS LISTED ON THE BACK COVER OR VISIT AMERICAN CENTURY'S WEB SITE AT WWW.AMERICANCENTURY.COM.

THIS STATEMENT OF ADDITIONAL INFORMATION INCORPORATES BY REFERENCE CERTAIN INFORMATION THAT APPEARS IN THE FUNDS' ANNUAL AND SEMIANNUAL REPORTS, WHICH ARE DELIVERED TO ALL SHAREHOLDERS. YOU MAY OBTAIN A FREE COPY OF THE FUNDS' ANNUAL OR SEMIANNUAL REPORTS BY CALLING 1-800-345-3533.

Distributed by
Funds Distributor, Inc.



                       STATEMENT OF ADDITIONAL INFORMATION
                                   MAY 1, 1999


TABLE OF CONTENTS

The Funds' History ........................................................    2

Fund Investment Guidelines ................................................    2

    VP Capital Appreciation, VP Income &
Growth, VP International and the Equity
Portion of VP Advantage ...................................................    2
    VP Balanced ...........................................................    3
    VP Value ..............................................................    3
    The Fixed-Income Portion of VP Advantage ..............................    3

Detailed Information about the Funds ......................................    4
    Investment Strategies and Risks .......................................    4
    Investment Policies ...................................................   14
    Portfolio Turnover ....................................................   16

Management ................................................................   16
    The Board of Directors ................................................   16
    Officers ..............................................................   19

The Funds' Principal Shareholders .........................................   21

Service Providers .........................................................   21
    Investment Advisor ....................................................   21
    Transfer Agent and Administrator ......................................   23
    Distributor ...........................................................   23

Other Service Providers ...................................................   23
    Custodian Banks .......................................................   23
    Independent Auditors ..................................................   23

Brokerage Allocation ......................................................   23

    VP Capital Appreciation, VP Income & Growth,
    VP International,  VP Value and
    the Equity Portions of VP Advantage and
    VP Balanced ...........................................................   23

    The Fixed-Income Portions of
    VP Advantage and VP Balanced ..........................................   24

Information about Fund Shares .............................................   24
    Valuation of a Fund's Securities ......................................   25

Taxes .....................................................................   26
    Federal Income Taxes ..................................................   26

How Fund Performance Information Is Calculated ............................   26
    Performance Comparisons ...............................................   27
    Permissible Advertising Information ...................................   28

Financial Statements ......................................................   28

Explanation of Fixed-Income
Securities Ratings ........................................................   28


Statement of Additional Information                                            1


 THE FUNDS' HISTORY

    American Century Variable Portfolios, Inc. is a registered open-end management investment company that was organized as a Maryland corporation on June 4, 1987. The corporation was known as TCI Portfolios, Inc. until May 1997. Throughout this Statement of Additional Information we refer to American Century Variable Portfolios, Inc. as the corporation.


    Each fund described in this Statement of Additional Information is a separate series of the corporation and operates for many purposes as if it were an independent company. Each fund has its own investment objective, strategy, management team, assets, tax identification and stock registration number.


FUND                            INCEPTION DATE
----------------------------------------------
VP Advantage                        08/01/1991
VP Balanced                         05/01/1991
VP Capital Appreciation             11/20/1987
VP Income & Growth                  10/30/1997
VP International                    05/01/1994
VP Value                            05/01/1996

FUND INVESTMENT GUIDELINES

    This section explains the extent to which the funds' advisor, American Century Investment Management, Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated with each appear in the section, "Investment Strategies and Risks," which begins on page 4. In the case of the funds' principal investment strategies, these descriptions elaborate upon discussions contained in the Prospectuses.

    Each fund is a diversified open-end investment company as defined in the Investment Company Act of 1940 (the Investment Company Act). Diversified means that, with respect to 75% of its total assets, each fund will not invest more than 5% of its total assets in the securities of a single issuer.

    To meet federal tax requirements for qualification as a regulated investment company, each fund must limit its investments so that at the close of each quarter of its taxable year (1) no more than 25% of its total assets are invested in the securities of a single issuer (other than the U.S. government or a regulated investment company), and (2) with respect to at least 50% of its total assets, no more than 5% of its total assets are invested in the securities of a single issuer.

    In general, within the restrictions outlined here and in the funds' Prospectuses, the fund managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

VP CAPITAL APPRECIATION, VP INCOME & GROWTH,
VP INTERNATIONAL AND THE EQUITY PORTION OF
VP ADVANTAGE


    Investments are varied according to what is judged advantageous under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities that may be held, subject to the investment restrictions described below. It is the advisor's intention that each fund
generally   will   consist  of   domestic   and   foreign   common   stocks  and
equity-equivalent securities. However, subject to the specific limitations applicable to a fund, the funds' management teams may invest the assets of each fund in varying amounts in other instruments, such as those discussed under "Investment Strategies and Risks," which begins on page 4, when such a course is deemed appropriate in order to attempt to attain a fund's investment objective. Senior securities that, in the opinion of the managers, are high-grade issues also may be purchased for defensive purposes.

    So long as a sufficient number of such securities are available, the managers intend to keep the funds fully invested in stocks that demonstrate accelerating growth, regardless of the movement of stock prices generally. In most circumstances, the funds' actual level of cash and cash equivalents will be less than 10%. The fund managers may use S&P 500 Index futures as a way to expose the funds' cash assets to the market while maintaining liquidity. As mentioned in the Prospectuses, the managers may not leverage the funds' portfolios, so there is no greater market risk to the funds than if they purchase stocks. See "Derivative Securities," page 7, "Short-Term Securities" and "Futures and Options," page 11.



2                                                   American Century Investments


VP BALANCED

    As a matter of fundamental policy, the managers will invest approximately 60% of the Balanced portfolio in equity securities and the remainder in bonds and other fixed-income securities. The equity portion of the fund generally will be invested in equity securities of companies comprising the 1,500 largest publicly traded companies in the United States. The fund's investment approach may cause its equity portion to be more heavily invested in some industries than in others. However, it may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry. In addition, as a diversified investment company, its investments in a single issue are limited, as described previously in "Fund Investment Guidelines." The fund managers also may purchase foreign securities, convertible securities, stock index futures contracts and similar securities, and short-term securities.


    The fixed-income portion of the fund generally will be invested in a diversified portfolio of high-grade government, corporate, asset-backed and similar securities. There are no maturity restrictions on the fixed-income securities in which the fund invests, but under normal conditions, the weighted average maturity for the fixed-income portion of the fund will be in the three-to-10-year range. The managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates. During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce the effect of bond price declines on the fund's net asset value. When interest rates are falling and bond prices rising, a longer weighted average portfolio maturity may be adopted. The restrictions on the quality of the fixed-income securities the fund may purchase are described in the Prospectus. For a description of the fixed-income securities rating system, see "Explanation of Fixed-Income Securities Ratings," page 28.


VP VALUE


    The fund managers of VP Value will invest primarily in stocks of medium to large companies that the managers believe are undervalued at the time of purchase. The fund managers usually will purchase common stocks of U.S. and foreign companies, but they can purchase other types of securities as well, such as domestic and foreign preferred stocks, convertible securities, equity-equivalent securities, notes, bonds and other debt securities.


THE FIXED-INCOME PORTION OF VP ADVANTAGE

    The government securities in which VP Advantage may invest include: (1) direct obligations of the United States, such as Treasury bills, notes and bonds, which are supported by the full faith and credit of the United States, and (2) obligations (including mortgage-related securities) issued or guaranteed by agencies and instrumentalities of the U.S. government that are established under an act of Congress. The securities of some of these agencies and instrumentalities, such as the Government National Mortgage Association, are guaranteed as to principal and interest by the U.S. Treasury, and other securities are supported by the right of the issuer, such as the Federal Home Loan Banks, to borrow from the Treasury. Other obligations, including those issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, are supported only by the credit of the instrumentality.

    Mortgage-related securities in which the fund may invest include collateralized mortgage obligations (CMOs) issued by a U.S. agency or instrumentality. A CMO is a debt security that is collateralized by a portfolio or pool of mortgages or mortgage-backed securities. The issuer's obligation to make interest and principal payments is secured by the underlying pool or portfolio of mortgages or securities.

    The market value of mortgage-related securities, even those in which the underlying pool of mortgage loans is guaranteed as to the payment of principal and interest by the U.S. government, is not insured. When interest rates rise, the market value of those securities may decrease in the same manner as other debt, but when interest rates decline, their market value may not increase as much as other debt instruments because of the prepayment feature inherent in the underlying mortgages. If such securities are purchased at a premium, the fund will suffer a loss if the obligation is prepaid. Prepayments will be reinvested at prevailing rates, which may be less than the rate paid by the prepaid obligation.


Statement of Additional Information                                            3


    For the purpose of determining the weighted average portfolio maturity of the fund, the managers shall consider the maturity of a mortgage-related security to be the remaining expected average life of the security. The average life of such securities is likely to be substantially less than the original maturity as a result of prepayments of principal on the underlying mortgages, especially in a declining interest rate environment. In determining the remaining expected average life, the managers make assumptions regarding repayments on underlying mortgages. In a rising interest rate environment, those prepayments generally decrease, and may decrease below the rate of prepayment assumed by the managers when purchasing those securities. Such slowdown may cause the remaining maturity of those securities to lengthen, which will increase the relative volatility of those securities and, hence, the fund holding the securities.

DETAILED INFORMATION ABOUT THE FUNDS

INVESTMENT STRATEGIES AND RISKS

    This section describes various investment vehicles and techniques that the fund managers can use in managing a fund's assets. It also details the risks associated with each, because each technique contributes to a fund's overall risk profile.

FOREIGN SECURITIES

    Each fund may invest in the securities of foreign issuers, including foreign governments, when these securities meet its standards of selection. Securities of foreign issuers may trade in the U.S. or foreign securities markets.

    An unlimited portion of each fund's total assets may be invested in the securities of foreign issuers, except for VP Value. VP Value may invest up to 25% of its assets in foreign securities.

    Investments in foreign securities may present certain risks, including:


    Currency Risk: The value of the foreign investments held by the funds may be significantly affected by changes in currency exchange rates. The dollar value of a foreign security generally decreases when the value of the dollar rises against the foreign currency in which the security is denominated and tends to increase when the value of the dollar falls against such currency. In addition, the value of fund assets may be affected by losses and other expenses incurred in converting between various currencies in order to purchase and sell foreign securities and by currency restrictions, exchange control regulation, currency devaluations and political developments.

    Political and Economic Risk. The economies of many of the countries in which the funds may invest are not as developed as the economy of the United States and may be subject to significantly different forces. Political or social instability, expropriation, nationalization, or confiscatory taxation, and limitations on the removal of funds or other assets, could also adversely affect the value of investments. Further, the funds may encounter difficulties or be unable to enforce ownership rights, pursue legal remedies or obtain judgments in foreign courts.

    Regulatory Risk. Foreign companies generally are not subject to the regulatory controls imposed on U.S. issuers and, in general, there is less publicly available information about foreign securities than is available about domestic securities. Many foreign companies are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those applicable to domestic companies. Income from foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

    Market and Trading Risk. Brokerage commission rates in foreign countries, which are generally fixed rather than subject to negotiation as in the United States, are likely to be higher. The securities markets in many of the countries in which the funds may invest will have substantially less trading volume than the principal U.S. markets. As a result, the securities of some companies in these countries may be less liquid and more volatile than comparable U.S. securities. Furthermore, one securities broker may represent all or a significant part of the trading volume in a particular country, resulting in higher trading costs and decreased liquidity due to a lack of alternative trading partners. There is generally less government regulation and supervision of foreign stock exchanges, brokers and issuers, which may make it difficult to enforce contractual obligations.

    Clearance  and  Settlement  Risk.   Foreign  securities  markets  also  have
different clearance and settlement



American Century Investments                                                   4



procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned thereon. The inability of the funds to make intended security purchases due to clearance and settlement problems could cause the funds to miss attractive investment opportunities. Inability to dispose of portfolio securities due to clearance and settlement problems could result either in losses to the funds due to subsequent declines in the value of the portfolio security or, if the funds have entered into a contract to sell the security, liability to the purchaser.

    Ownership Risk. Evidence of securities ownership may be uncertain in many foreign countries. In many of these countries, the most notable of which is the Russian Federation, the ultimate evidence of securities ownership is the share register held by the issuing company or its registrar. While some companies may issue share certificates or provide extracts of the company's share register, these are not negotiable instruments and are not effective evidence of securities ownership. In an ownership dispute, the company's share register is controlling. As a result, there is a risk that a fund's trade details could be incorrectly or fraudulently entered on the issuer's share register at the time of the transaction, or that a fund's ownership position could thereafter be altered or deleted entirely, resulting in a loss to the fund.


FORWARD CURRENCY EXCHANGE CONTRACTS


    Each fund may purchase and sell foreign currency on a spot (i.e. cash) basis and may engage in forward currency contracts, currency options and futures transactions for hedging or any other lawful purpose. See "Derivative Securities," page 7.


    The funds expect to use forward contracts under two circumstances:

    (1) When the fund managers wish to lock in the U.S. dollar price of a security when a fund is purchasing or selling a security denominated in a foreign currency, the fund would be able to enter into a forward contract to do so; or

    (2) When the fund managers believe that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, a fund would be able to enter into a forward contract to sell foreign currency for a fixed U.S. dollar amount approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.

    In the first circumstance, when a fund enters into a trade for the purchase or sale of a security denominated in a foreign currency, it may be desirable to establish (lock in) the U.S. dollar cost or proceeds. By entering into forward contracts in U.S. dollars for the purchase or sale of a foreign currency involved in an underlying security transaction, the fund will be able to protect itself against a possible loss between trade and settlement dates resulting from the adverse change in the relationship between the U.S. dollar at the subject foreign currency.

    Under the second circumstance, when the fund managers believe that the currency of a particular country may suffer a substantial decline relative to the U.S. dollar, a fund could enter into a foreign contract to sell for a fixed dollar amount the amount in foreign currencies approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency. The fund will segregate on its records cash or securities in an amount sufficient to cover its obligations under the contract.


    The precise matching of forward contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign currencies will change as a consequence of market movements in the values of those securities between the date the forward contract is entered into and the date it matures. Predicting short-term currency market movements is extremely difficult, and the successful execution of short-term hedging strategy is highly uncertain. The fund managers do not intend to enter into such contracts on a regular basis. Normally, consideration of the prospect for currency parities will be incorporated into the long-term investment decisions made with respect to overall diversification strategies. However, the fund managers believe that it is important to have flexibility to enter into such forward contracts when they determine that a fund's best interests may be served.



Statement of Additional Information                                            5


    At the maturity of the forward contract, the fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate the obligation to deliver the foreign currency by purchasing an offsetting forward contract with the same currency trader obligating the fund to purchase, on the same maturity date, the same amount of the foreign currency.

    It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

CONVERTIBLE SECURITIES

    A convertible security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert the fixed-income security into a stated number of shares of common stock. As fixed-income securities, convertible securities provide a stable stream of income, with generally higher yields than common stocks. Because convertible securities offer the potential to benefit from increases in the market price of the underlying common stock, however, they generally offer lower yields than non-convertible securities of similar quality. Of course, like all fixed-income securities, there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

    Convertible  securities  generally  are  subordinated  to other  similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities


    Unlike a convertible security that is a single security, a synthetic convertible security is comprised of two distinct securities that together resemble convertible securities in certain respects. Synthetic convertible securities are created by combining non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic convertible security, which will be issued with respect to the same entity, generally are not offered as a unit, and may be purchased and sold by the fund at different times. Synthetic convertible securities differ from convertible securities in certain respects, including that each component of a synthetic convertible security has a separate market value and responds differently to market fluctuations. Investing in synthetic convertible securities involves the risk normally found in holding the securities comprising the synthetic convertible security.


SHORT SALES

    A fund may engage in short sales if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

    In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. To make delivery to the purchaser, the executing broker borrows the securities being sold short on behalf of the seller. While the short position is maintained, the seller collateralizes its obligation to deliver the securities sold short in an amount equal to the proceeds of the short sale plus an additional margin amount established by the Board of Governors of the Federal Reserve. If a fund engages in a short sale, the collateral account will be maintained by the fund's custodian. While the short sale is open, the fund will maintain in a segregated custodial account an amount of securities convertible into, or exchangeable for, such equivalent securities at no additional cost. These securities would constitute the fund's long position.

    A fund may make a short sale, as described above, when it wants to sell the security it owns at a current


6                                                   American Century Investments


attractive price, but also wishes to defer recognition of gain or loss for federal income tax purposes. There will be certain additional transaction costs associated with short sales, but the fund will endeavor to offset these costs with income from the investment of the cash proceeds of short sales.

PORTFOLIO LENDING

    In order to realize additional income, a fund may lend its portfolio securities. Such loans may not exceed one-third of the fund's net assets valued at market except (i) through the purchase of debt securities in accordance with its investment objective, policies and limitations, or (ii) by engaging in repurchase agreements with respect to portfolio securities.

DERIVATIVE SECURITIES


    To the extent permitted by its investment objectives and policies, each of the funds may invest in securities that are commonly referred to as derivative securities. Generally, a derivative is a financial arrangement, the value of which is based on, or derived from, a traditional security, asset or market index. Certain derivative securities are described more accurately as index/structured securities. Index/structured securities are derivative securities whose value or performance is linked to other equity securities (such as depositary receipts), currencies, interest rates, indices or other financial indicators (reference indices).

    Some  derivatives,   such  as   mortgage-related   and  other   asset-backed
securities, are in many respects like any other investment, although they may be more volatile or less liquid than more traditional debt securities.

    There are many different types of derivatives and many different ways to use them. Futures and options are commonly used for traditional hedging purposes to attempt to protect a fund from exposure to changing interest rates, securities prices or currency exchange rates and for cash management purposes as a low-cost method of gaining exposure to a particular securities market without investing directly in those securities.


    No fund may invest in a derivative security unless the reference index or the instrument to which it relates is an eligible investment for the fund. For example, a security whose underlying value is linked to the price of oil would not be a permissible investment because the funds may not invest in oil and gas leases or futures.

    The return on a derivative security may increase or decrease, depending upon changes in the reference index or instrument to which it relates.

    There  are  a  range  of  risks  associated  with  derivative   investments,
including:

    * the risk that the underlying security, interest rate, market index or other financial asset will not move in the direction the fund managers anticipate;

    * the possibility that there may be no liquid secondary market, or the possibility that price fluctuation limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

    * the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

    * the risk that the counterparty will fail to  perform its obligations.


    The Board of Directors has approved the advisors' policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative securities. The policy also establishes a committee that must review certain proposed purchases before the purchases can be made. The advisor will report on fund activity in derivative securities to the Board of Directors as necessary. In addition, the Board will review the advisors' policy for investments in the derivative securities annually.


INVESTMENTS IN COMPANIES WITH LIMITED OPERATING HISTORIES


    The funds may invest a portion of their assets in the securities of issuers with limited operating histories. The managers consider an issuer to have a limited operating history if that issuer has a record of less than three years of continuous operation. The managers will consider periods of capital
formation,   incubation,   consolidations,   and  research  and  development  in
determining whether a particular issuer has a record of three years of continuous operation.

    Investments in securities of issuers with limited operating histories may involve greater risks than



Statement of Additional Information                                            7



investments in securities of more mature issuers. By their nature, such issuers present limited operating histories and financial information upon which the managers may base their investment decision on behalf of the funds. In addition, financial and other information regarding such issuers, when available, may be incomplete or inaccurate.


REPURCHASE AGREEMENTS

    Each fund may invest in repurchase agreements when such transactions present an attractive short-term return on cash that is not otherwise committed to the purchase of securities pursuant to the investment policies of that fund.

    A repurchase agreement occurs when, at the time the fund purchases an interest-bearing obligation, the seller (a bank or a broker-dealer registered under the Securities Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon price. The repurchase price reflects an agreed-upon interest rate during the time the fund's money is invested in the security.

    Because the security purchased constitutes security for the repurchase obligation, a repurchase agreement can be considered a loan collateralized by the security purchased. The fund's risk is the ability of the seller to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. To the extent the value of the security decreases, the fund could experience a loss.


    The funds will limit repurchase agreement transactions to securities issued by the U.S. government and its agencies and instrumentalities, and will enter into such transactions with those banks and securities dealers who are deemed creditworthy pursuant to criteria adopted by the funds' Board of Directors.


    No fund will invest more than 15% of its assets in repurchase agreements maturing in more than seven days.

MUNICIPAL NOTES

    Municipal notes are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.


    Tax Anticipation Notes (TANs) are issued in anticipation of seasonal tax revenues, such as ad valorem property, income, sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are secured by the issuer's pledge of its full faith and credit (i.e., taxing power) for the payment of principal and interest.


    Revenue Anticipation Notes (RANs) are issued with the expectation that receipt of future revenues, such as federal revenue sharing or state aid payments, will be used to repay the notes. Typically, these notes also constitute general obligations of the issuer.

    Bond Anticipation Notes (BANs) are issued to provide interim financing until long-term financing can be arranged. In most cases, the long-term bonds provide the money for repayment of the notes.

MUNICIPAL BONDS

    Municipal bonds, which generally have maturities of more than one year when issued, are designed to meet longer-term capital needs. These securities have two principal classifications: general obligation bonds and revenue bonds.


    General Obligation (GO) Bonds are issued by states, counties, cities, towns and regional districts to fund a variety of public projects, including construction of and improvements to schools, highways, and water and sewer systems. GO bonds are backed by the issuer's full faith and credit based on its ability to levy taxes for the timely payment of interest and repayment of principal, although such levies may be constitutionally or statutorily limited as to rate or amount.


    Revenue Bonds are not backed by an issuer's taxing authority; rather, interest and principal are secured by the net revenues from a project or facility. Revenue bonds are issued to finance a variety of capital projects, including construction or refurbishment of utility and waste disposal systems, highways, bridges, tunnels, air and sea port facilities, schools and hospitals. Many revenue bond issuers provide additional security in the form of a debt-service reserve fund that may be used to make payments of interest and repayments of principal on the issuer's obligations. Some revenue bond financings are further protected by a state's assurance (without obliga-


8                                                   American Century Investments


tion) that it will make up deficiencies in the debt-service reserve fund.

    Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public authorities to finance privately operated facilities. These bonds are used to finance business, manufacturing, housing, athletic and pollution control projects, as well as public facilities such as mass transit systems, air and sea port facilities and parking garages. Payment of interest and repayment of principal on an IDB depend solely on the ability of the facility's user to meet financial obligations, and on the pledge, if any, of the real or personal property financed. The interest earned on IDBs may be subject to the federal alternative minimum tax.


VARIABLE- AND FLOATING-RATE OBLIGATIONS


    The funds may buy variable- and floating-rate demand obligations (VRDOs and FRDOs). These obligations carry rights that permit holders to demand payment of the unpaid principal plus accrued interest, from the issuers or from financial intermediaries. Floating-rate securities, or floaters, have interest rates that change whenever there is a change in a designated base rate; variable-rate instruments provide for a specified, periodic adjustment in the interest rate, which typically is based on an index. These rate formulas are designed to result in a market value for the VRDO or FRDO that approximates par value.

OBLIGATIONS WITH TERM PUTS ATTACHED

    Each fund may invest in fixed-rate bonds subject to third-party puts and in participation interests in such bonds held by a bank in trust or otherwise. These bonds and participation interests have tender options or demand features that permit the funds to tender (or put) their bonds to an institution at periodic intervals and to receive the principal amount thereof.


    The fund managers expect that the funds will pay more for securities with puts attached than for securities without these liquidity features. The fund managers may buy securities with puts attached to keep a fund fully invested in municipal securities while maintaining sufficient portfolio liquidity to meet redemption requests or to facilitate management of the funds' investments.


    To ensure that the interest on municipal securities subject to puts is tax-exempt to the funds, the fund managers limit the funds' use of puts in accordance with applicable interpretations and rulings of the Internal Revenue Service (IRS).

    Because it is difficult to evaluate the likelihood of exercise or the potential benefit of a put, puts normally will be determined to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect the funds' weighted average maturities. When a fund has paid for a put, the cost will be reflected as unrealized depreciation on the underlying security for the period the put is held. Any gain on the sale of the underlying security will be reduced by the cost of the put.

    There is a risk that the seller of a put will not be able to repurchase the underlying obligation when (or if) a fund attempts to exercise the put. To minimize such risks, the funds will purchase obligations with puts attached only from sellers deemed creditworthy by the fund managers under the direction of the Board of Directors.

TENDER OPTION BONDS


    Tender Option Bonds (TOBs) were created to increase the supply of high-quality, short-term tax-exempt obligations, and thus they are of particular interest to money market funds. However, any of the funds may purchase these instruments.


    TOBs are created by municipal bond dealers who purchase long-term tax-exempt bonds in the secondary market, place the certificates in trusts, and sell interests in the trusts with puts or other liquidity guarantees attached. The credit quality of the resulting synthetic short-term instrument is based on the guarantor's short-term rating and the underlying bond's long-term rating.

    There is some risk that a remarketing agent will renege on a tender option agreement if the underlying bond is downgraded or defaults. Because of this, the fund managers monitor the credit quality of bonds underlying the funds' TOB holdings and intend to sell or put back any TOB if the rating on its underlying bond falls below the second-highest rating category designated by a rating agency.

    The fund managers also take steps to minimize the risk that the fund may realize taxable income as a result of holding TOBs. These steps may include consideration of (a) legal opinions relating to the tax-


Statement of Additional Information                                            9


exempt status of the underlying municipal bonds, (b) legal opinions relating to the tax ownership of the underlying bonds, and (c) other elements of the structure that could result in taxable income or other adverse tax consequences. After purchase, the fund managers monitor factors related to the tax-exempt status of the fund's TOB holdings in order to minimize the risk of generating taxable income.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

    The funds may sometimes purchase new issues of securities on a when-issued or forward commitment basis in which the transaction price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date (typically 15 to 45 days later).

    When purchasing securities on a when-issued or forward commitment basis, a fund assumes the rights and risks of ownership, including the risks of price and yield fluctuations. Market rates of interest on debt securities at the time of delivery may be higher or lower than those contracted for on the when-issued security. Accordingly, the value of such security may decline prior to delivery, which could result in a loss to the fund. While the fund will make commitments to purchase or sell securities with the intention of actually receiving or delivering them, it may sell the securities before the settlement date if doing so is deemed advisable as a matter of investment strategy.

    In purchasing securities on a when-issued or forward commitment basis, a fund will establish and maintain until the settlement date a segregated account consisting of cash, cash equivalents or other appropriate liquid securities in an amount sufficient to meet the purchase price. When the time comes to pay for the when-issued securities, the fund will meet its obligations with available cash, through the sale of securities, or, although it would not normally expect to do so, by selling the when-issued securities themselves (which may have a market value greater or less than the fund's payment obligation). Selling securities to meet when-issued or forward commitment obligations may generate taxable capital gains or losses.

INVERSE FLOATERS

    An inverse floater is a type of derivative security that bears an interest rate that moves inversely to market interest rates. As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa. Generally, this is accomplished by expressing the interest rate on the inverse floater as an above-market fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific floating interest rate (as well as by any fees associated with administering the inverse floater program).

    Inverse floaters may be issued in conjunction with an equal amount of Dutch Auction floating-rate bonds (floaters), or a market-based index may be used to set the interest rate on these securities. A Dutch Auction is an auction system in which the price of the security is gradually lowered until it meets a responsive bid and is sold. Floaters and inverse floaters may be brought to market by a broker-dealer who purchases fixed-rate bonds and places them in a trust or by an issuer seeking to reduce interest expenses by using a floater/inverse floater structure in lieu of fixed-rate bonds.

    In the case of a broker-dealer structured offering (where underlying fixed-rate bonds have been placed in a trust), distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:


   (i) Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which typically is held every 28 to 35 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the floaters, and the interest rate is set just high enough to ensure that all of the floaters are sold.


  (ii) Inverse floater holders receive all of the interest that remains on the underlying bonds after floater interest and auction fees are paid.

    Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are comparable, although the interest paid on the inverse floaters is based on a presumed coupon rate that would have been required to bring fixed-rate bonds to market at the time the floaters and inverse floaters were issued.

    Where inverse floaters are issued in conjunction with floaters, inverse floater holders may be given the right to acquire the underlying security (or to create a fixed-rate bond) by calling an equal amount


10                                                  American Century Investments


of corresponding floaters. The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

    Floater holders subject to a Dutch Auction procedure generally do not have the right to put back their interests to the issuer or to a third party. If a Dutch Auction fails, the floater holder may be required to hold its position until the underlying bond matures, during which time interest on the floater is capped at a predetermined rate.

    The secondary market for floaters and inverse floaters may be limited. The market value of inverse floaters tends to be significantly more volatile than fixed-rate bonds. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

SHORT-TERM SECURITIES

    In order to meet anticipated redemptions, to hold pending the purchase of additional securities for a fund's portfolio, or, in some cases, for temporary defensive purposes, the funds may invest a portion of their assets in money market and other short-term securities.

    Examples of those securities include:

    * Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities;

    * Commercial Paper;

    * Certificates of Deposit and Euro Dollar Certificates of Deposit;

    * Bankers' Acceptances;


    * Short-term notes, bonds, debentures or other debt instruments; and


    * Repurchase agreements.

OTHER INVESTMENT COMPANIES


    Each of the funds may invest up to 10% of its total assets in any other mutual fund, including those of the advisor, provided that the investment is consistent with the fund's investment policies and restrictions. Under the Investment Company Act, a fund's investment in such securities, subject to certain exceptions, currently is limited to (a) 3% of the total voting stock of any one investment company; (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of the fund's total assets in the aggregate. Such purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary brokers' commissions. As a shareholder of another investment company, a fund would bear, along with other shareholders, its pro rata portion of the other investment company's expenses, including advisory fees. These expenses would be in addition to the management fee that each fund bears directly in connection with its own operations.

FUTURES AND OPTIONS


    Each fund may enter into futures contracts, options or options on futures contracts. Funds may not, however, enter into a futures transaction for speculative purposes. Generally, futures transactions will be used to:


    * protect against a decline in market value of the funds' securities (taking a short futures position); or

    * protect against the risk of an increase in market value for securities in which the fund generally invests at a time when the fund is not fully invested (taking a long futures position); or


    * provide a temporary substitute for the purchase of an individual security that may be purchased in an orderly fashion.

    Some futures and options strategies, such as selling futures, buying puts and writing calls, hedge a fund's investments against price fluctuations. Other strategies, such as buying futures, writing puts and buying calls, tend to increase market exposure.

    Although other techniques may be used to control a fund's exposure to market fluctuations, the use of futures contracts may be a more effective means of hedging this exposure. While a fund pays brokerage commissions in connection with opening and closing out futures positions, these costs are lower than the transaction costs incurred in the purchase and sale of the underlying securities.

    For example, the sale of a future by a fund means the fund becomes obligated to deliver the security (or securities, in the case of an index future) at a specified price on a specified date. The purchase of a future means the fund becomes obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale


Statement of Additional Information                                           11



by one party and purchase by another party of a specific security at a specified future time and price. The fund may engage in futures and options transactions based on securities indices that are consistent with the fund's investment objective. Examples of indices that may be used include the Bond Buyer Index of Municipal Bonds, for fixed-income funds, or the S&P 500 Index, for equity funds. The fund also may engage in futures and options transactions based on specific securities, such as U.S. Treasury bonds or notes. Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a U.S. government agency.

    Index futures contracts differ from traditional futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead, these contracts settle in cash at the spot market value of the index. Although other types of futures contracts by their terms call for actual delivery or acceptance of the underlying securities, in most cases, the contracts are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e., buying a contract that has previously been sold or selling a contract that has previously been bought).

    Unlike when the fund purchases or sells a bond, no price is paid or received by the fund upon the purchase or sale of the future. Initially, the fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount. This amount is known as initial margin. The margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying security) if it is not terminated prior to the specified delivery date. They do not constitute margin transactions for purposes of the fund's investment restrictions. Minimum initial margin requirements are established by the futures exchanges and may be revised. In addition, brokers may establish margin deposit requirements that are higher than the exchange minimums. Cash held in the margin account is not income-producing. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying debt securities or index fluctuates, making the future more or less valuable , a process known as marking the contract to market. Changes in variation margin are recorded by the fund as unrealized gains or losses. At any time prior to expiration of the future, the fund may elect to close the position by taking an opposite position that will operate to terminate its position in the future. A final determination of variation margin is then made; additional cash is required to be paid by or released to the fund and the fund realizes a loss or gain.


RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

    Futures and options prices can be volatile, and trading in these markets involves certain risks. If the fund managers apply a hedge at an inappropriate time or judge interest rate or equity market trends incorrectly, futures and options strategies may lower a fund's return.

    A fund could suffer losses if it were unable to close out its position because of an illiquid secondary market. Futures contracts may be closed out only on an exchange that provides a secondary market for these contracts, and there is no assurance that a liquid secondary market will exist for any particular futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers consider it appropriate or desirable to do so. In the event of adverse price movements, a fund would be required to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio securities to meet daily margin requirements at a time when the fund managers would not otherwise elect to do so. In addition, a fund may be required to deliver or take delivery of instruments underlying futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts entered into on behalf of the funds to those traded on national futures exchanges and for which there appears to be a liquid secondary market.

    A fund could suffer losses if the prices of its futures and options positions were poorly correlated with its other investments, or if securities underlying futures contracts purchased by a fund had different maturities than those of the portfolio securities being hedged. Such imperfect correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a


12                                                  American Century Investments


decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker, if, for example, the broker became bankrupt.

    Most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond the limit. However, the daily limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

    By purchasing an option on a futures contract, a fund obtains the right, but not the obligation, to sell the futures contract (a put option) or to buy the contract (a call option) at a fixed strike price. A fund can terminate its position in a put option by allowing it to expire or by exercising the option. If the option is exercised, the fund completes the sale of the underlying security at the strike price. Purchasing an option on a futures contract does not require a fund to make margin payments unless the option is exercised.


    Although they do not currently intend to do so, the funds may write (or sell) call options that obligate them to sell (or deliver) the option's underlying instrument upon exercise of the option. While the receipt of option premiums would mitigate the effects of price declines, the funds would give up some ability to participate in a price increase on the underlying security. If a fund were to engage in options transactions, it would own the futures contract at the time a call were written and would keep the contract open until the obligation to deliver it pursuant to the call expired.


RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

    Each fund may enter into futures contracts, options or options on futures contracts.


    Under the Commodity Exchange Act, a fund may enter into futures and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total assets. To the extent required by law, each fund will segregate cash or securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.


RESTRICTED AND ILLIQUID SECURITIES

    The funds may, from time to time, purchase restricted or illiquid securities, including Rule 144A securities, when they present attractive investment opportunities that otherwise meet the funds' criteria for selection. Rule 144A securities are securities that are privately placed with and traded among qualified institutional investors rather than the general public. Although Rule 144A securities are considered restricted securities, they are not necessarily illiquid.


    With respect to securities eligible for resale under Rule 144A, the staff of the Securities and Exchange Commission (SEC) has taken the position that the liquidity of such securities in the portfolio of a fund offering redeemable securities is a question of fact for the Board of Directors to determine, such determination to be based upon a consideration of the readily available trading markets and the review of any contractual restrictions. Accordingly, the Board of Directors is responsible for developing and establishing the guidelines and procedures for determining the liquidity of Rule 144A securities. As allowed by Rule 144A, the Board of Directors of the funds has delegated the day-to-day function of determining the liquidity of Rule 144A securities to the fund managers. The Board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

    Because the secondary market for such securities is limited to certain qualified institutional investors, the liquidity of such securities may be limited



Statement of Additional Information                                           13


accordingly and a fund may, from time to time, hold a Rule 144A or other security that is illiquid. In such an event, the fund managers will consider appropriate remedies to minimize the effect on such fund's liquidity.

INVESTMENT POLICIES

    Unless otherwise indicated, with the exception of the percentage limitations on borrowing, the restrictions apply at the time transactions are entered into. Accordingly, any later increase or decrease beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment restrictions.

FUNDAMENTAL INVESTMENT POLICIES

    The funds' investment restrictions are set forth below. These investment restrictions are fundamental and may not be changed without approval of a majority of the outstanding votes of shareholders of a fund, as determined in accordance with the Investment Company Act.


    For purposes of the investment restriction relating to concentration, a fund shall not purchase any securities that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) there is no limitation with respect to obligations issued or guaranteed by the U.S. government, any state, territory or possession of the United States, the District of Columbia or any of its authorities, agencies, instrumentalities or political subdivisions and repurchase agreements secured by such instruments; (b) wholly owned finance companies will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of the parents; (c) utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry; and (d) personal credit and business credit businesses will be considered separate industries.



14                                                  American Century Investments



Subject            Policy
--------------------------------------------------------------------------------
Senior Securities  A fund may not issue senior securities,  except as permitted under the Investment Company Act.
--------------------------------------------------------------------------------
Borrowing          A fund may not borrow money, except for temporary or
                   emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of the fund's total assets
                   (including the amount  borrowed) less liabilities (other than borrowings).
--------------------------------------------------------------------------------
Lending            A fund may not lend any security or make any other loan if, as a result, more than 331/3% of the fund's total assets
                   would be lent to other parties except, (i) through the
                   purchase of debt securities in accordance with its
                   investment objective, policies and limitations or (ii) by
                   engaging in repurchase agreements with respect to portfolio securities.
--------------------------------------------------------------------------------
Real Estate        A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                   This  policy  shall  not  prevent a fund  from  investing  in securities  or other  instruments  backed  by real  estate or securities  of  companies  that  deal in real  estate  or are engaged in the real estate business.
--------------------------------------------------------------------------------
Concentration      A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                   issued or guaranteed by the U.S. government or any of its
                   agencies or instrumentalities).
--------------------------------------------------------------------------------
Underwriting       A fund may not act as an underwriter of securities  issued by others,  except to the extent that the fund may be considered an  underwriter  within the meaning of the  Securities Act of
                   1933 in the disposition of restricted securities.
--------------------------------------------------------------------------------
Commodities        A fund may not purchase or sell physical  commodities  unless acquired  as a result of  ownership  of  securities  or other instruments, provided that this limitation shall not prohibit the fund from  purchasing  or  selling  options  and  futures
                   contracts   or  from   investing  in   securities   or  other
                   instruments backed by physical commodities.
--------------------------------------------------------------------------------
Control            A fund may not invest for purposes of exercising control over management.
--------------------------------------------------------------------------------


NONFUNDAMENTAL INVESTMENT POLICIES

  In addition, the funds are subject to the following additional investment restrictions that are not fundamental and may be changed by the Board of Directors.

Subject            Policy
--------------------------------------------------------------------------------
Diversification    A fund may not purchase additional investment securities at any time during which outstanding borrowings exceed 5% of the total assets of the fund.
--------------------------------------------------------------------------------
Liquidity          A fund may not purchase any security or enter into a
                   repurchase agreement if, as a result, more than 15% of its net assets would be invested in repurchase agreements not
                   entitling the holder to payment of  principal and interest within seven days and in securities that are illiquid by
                   virtue of legal or contractual restrictions on resale or the absence of a readily available market.
--------------------------------------------------------------------------------
Short Sales        A fund may not sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
--------------------------------------------------------------------------------
Margin             A fund may not purchase securities on margin, except to
                   obtain such short-term credits as are necessary for the
                   clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on
                   margin.
--------------------------------------------------------------------------------



Statement of Additional Information                                           15


    The Investment Company Act imposes certain additional restrictions upon acquisition by the funds of securities issued by insurance companies, broker-dealers, underwriters or investment advisors, and upon transactions with affiliated persons as therein defined. It also defines and forbids the creation of cross and circular ownership. Neither the SEC nor any other agency of the federal or state government participates in or supervises the management of the funds or their investment practices or policies.


    The Investment Company Act also provides that the funds may not invest more than 25% of their assets in the securities of issuers engaged in a single industry. In determining industry groups for purposes of this restriction, the SEC ordinarily uses the Standard Industry Classification codes developed by the United States Office of Management and Budget. In the interest of ensuring adequate diversification, the funds monitor industry concentration using a more restrictive list of industry groups than that recommended by the SEC. The funds believe that these classifications are reasonable and are not so broad that the primary economic characteristics of the companies in a single class are materially different. The use of these restrictive industry classifications may, however, cause the funds to forego investment possibilities that may otherwise be available to them under the Investment Company Act.

PORTFOLIO TURNOVER

    The portfolio turnover rates of the funds are shown in the Financial Highlights tables in the Prospectuses.


VP INCOME & GROWTH

    The fund managers will consider the length of time a security has been held in determining whether to sell it. Accordingly, the fund's rate of portfolio rturnover is not expected to exceed 150%.

OTHER FUNDS

    With respect to each other fund, the managers will purchase and sell securities without regard to the length of time the security has been held. Accordingly, the fund's rate of portfolio turnover may be substantial.

    The fund managers intend to purchase a given security whenever the managers believe it will contribute to the stated objective of the fund. In order to achieve each fund's investment objective, the managers may sell a given security, no matter how long or how short a period it has been held in the portfolio, and no matter whether the sale is at a gain or at a loss, if the managers believe that the security is not fulfilling its purpose because, among other things: it did not live up to the managers' expectations; it may be replaced with another security holding greater promise; it has reached its optimum potential; there was a change in the circumstances of a particular company, industry or general economic conditions; or some combination of such reasons.

    Because investment decisions are based on the anticipated contribution of the security in question to a fund's objective, the managers believe that the rate of portfolio turnover is irrelevant when they believe a change is in order to achieve the objective. As a result, a fund's annual portfolio turnover rate cannot be anticipated and may be higher than other mutual funds with similar investment objectives. Higher turnover would generate correspondingly greater brokerage commissions, which is a cost the funds pay directly. Portfolio turnover also may affect the character of capital gains realized and distributed by the fund, if any, since short-term capital gains are taxable as ordinary income. This disclosure regarding portfolio turnover is a statement of fundamental policy and may be changed only by a vote of the shareholders.

    Because the managers do not take portfolio turnover rate into account in making investment decisions, (1) the managers have no intention of accomplishing any particular rate of portfolio turnover, whether high or low, and (2) the portfolio turnover rates in the past should not be considered as representative of the rates that will be attained in the future.



MANAGEMENT

THE BOARD OF DIRECTORS

    The Board of Directors oversees the management of the funds and meets at least quarterly to review reports about fund operations. Although the Board of Directors does not manage the funds, it has hired the advisor to do so. Two-thirds of the directors are


16                                                  American Century Investments



independent of the funds' advisor; that is, they are not employed by and have no financial interest in the advisor.

    The individuals listed in the table below whose names are marked by an asterisk (*) are interested persons of the funds (as defined in the Investment Company Act) by virtue of, among other considerations, their affiliation with either the funds; the advisor, American Century Investment Management, Inc.
(ACIM); the funds' agent for transfer and administrative services, American Century Services Corporation (ACSC); the parent corporation, American Century Companies, Inc. (ACC) or ACC's subsidiaries; the funds' distribution agent and co-administrator, Funds Distributor, Inc. (FDI); or other funds advised by the advisor. Each director listed below serves as a director of six registered investment companies in the American Century family of funds, which are also advised by the advisor.



Name (Age)                    Position(s) Held        Principal Occupation(s)
Address                       With Fund               During Past Five Years
--------------------------------------------------------------------------------
James E. Stowers, Jr.* (74)   Director,               Chairman, Director and
4500 Main Street              Chairman of the Board   controlling shareholder,
Kansas City, MO 64111                                 ACC
                                                      Chairman and Director,
                                                      ACIM, ACSC and ACIS
                                                      Father of James E. Stowers
                                                      III
--------------------------------------------------------------------------------
James E. Stowers III* (40)    Director                Director and Chief
4500 Main Street                                      Executive Officer, ACC
Kansas City, MO 64111                                 ACIM, ACSC and ACIS
                                                      Son of James E. Stowers,
                                                      Jr.
--------------------------------------------------------------------------------
Thomas A. Brown (58)          Director                Director of Plains States
4500 Main Street                                      Development, Applied
Kansas City, MO 64111                                 Industrial Technologies,
                                                      Inc., a corporation
                                                      engaged in the sale of
                                                      bearings and power
                                                      transmission products
--------------------------------------------------------------------------------
Robert W. Doering, M.D. (65)  Director                Retired, formerly a
4500 Main Street                                      general surgeon
Kansas City, MO 64111
--------------------------------------------------------------------------------
Andrea C. Hall, Ph.D. (54)    Director                Senior Vice President and
4500 Main Street                                      Associate Director,
Kansas City, MO 64111                                 Midwest Research Institute
--------------------------------------------------------------------------------
D.D. (Del) Hock (63)          Director                Retired, formerly
4500 Main Street                                      Chairman, Public Service
Kansas City, MO 64111                                 Company of Colorado
                                                      Director, Service Tech,
                                                      Inc., Hathaway
                                                      Corporation and J.D.
                                                      Edwards & Company
--------------------------------------------------------------------------------
Donald H. Pratt (60)          Director,               President and Director,
4500 Main Street              Vice Chairman           Butler Manufacturing
Kansas City, MO 64111         of the Board            Company
--------------------------------------------------------------------------------
Lloyd T. Silver, Jr. (70)     Director                President, LSC, Inc.,
4500 Main Street                                      manufacturer's
Kansas City, MO 64111                                 representative
--------------------------------------------------------------------------------
M. Jeannine Strandjord (52)   Director                Senior Vice President,
4500 Main Street                                      Finance, Sprint
Kansas City, MO 64111                                 Corporation
                                                      Director, DST Systems,
                                                      Inc.
--------------------------------------------------------------------------------


Statement of Additional Information                                           17



COMMITTEES

    The Board has four standing committees to oversee specific functions of the funds' operations. Information about these committees appears in the table below. The director first named acts as chairman of the committee.


Committee     Members                  Function of Committee
--------------------------------------------------------------------------------
Executive     James E. Stowers, Jr.    The Executive Committee performs the
              James E. Stowers III     function of the Board of Directors
              Donald H. Pratt          between Board meetings, subject to the
                                       limitations  on its  power set out in the
                                       Maryland  General  Corporation  Law,  and
                                       except  for   matters   required  by  the
                                       Investment  Company  Act to be acted upon
                                       by the whole Board.
--------------------------------------------------------------------------------
Compliance    Thomas A. Brown          The Compliance Committee reviews the
              Donald H. Pratt          results of the funds' compliance testing
              Lloyd T. Silver, Jr.     program, reviews quarterly reports from
              Andrea C. Hall, Ph.D.    the advisor to the Board regarding
                                       various compliance matters,  and monitors
                                       the  implementation of the funds' Code of
                                       Ethics, including any violations thereof.
--------------------------------------------------------------------------------
Audit         M. Jeannine Strandjord   The Audit Committee recommends the
              Robert W. Doering, M.D.  engagement of the funds' independent
              D.D. (Del) Hock          auditors and oversees its activities.
                                       The Committee  receives  reports from the
                                       advisor's   Internal  Audit   Department,
                                       which is  accountable  to the  Committee.
                                       The  Committee  also  receives  reporting
                                       about compliance matters affecting the
                                       funds.
--------------------------------------------------------------------------------
Nominating    Donald H. Pratt          The Nominating Committee primarily
              D.D. (Del) Hock          considers and recommends individuals for
              James E. Stowers III     nomination as directors. The names of
                                       potential  director  candidates are drawn
                                       from  a  number  of  sources,   including
                                       recommendations   from   Board   members,
                                       management   and    shareholders.    This
                                       committee    also   reviews   and   makes
                                       recommendations to the Board with respect
                                       to the  composition  of Board  committees
                                       and    other    Board-related    matters,
                                       including   its    organization,    size,
                                       composition, responsibilities,  functions
                                       and compensation.
--------------------------------------------------------------------------------

COMPENSATION OF DIRECTORS

    The directors also serve as directors for five American Century investment companies other than the corporation. Each director who is not an interested person as defined in the Investment Company Act receives compensation for service as a member of the Board of all six such companies based on a schedule that takes into account the number of meetings attended and the assets of the funds for which the meetings are held. These fees and expenses are divided among the six investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

    The table presented shows the aggregate compensation paid by the corporation for the periods indicated and by the six investment companies served by this Board to each director who is not an interested person as defined in the Investment Company Act.


Aggregate Director Compensation for Fiscal Year Ended December 31, 1998
--------------------------------------------------------------------------------
                                  Total                  Total Compensation
                              Compensation                    from the
                                from the                  American Century
Name of Director                Funds(1)                 Family of Funds(2)
--------------------------------------------------------------------------------
Thomas A. Brown                  $1,409                      $52,167
Robert W. Doering, M.D.           1,312                       50,167
Andrea C. Hall, Ph.D.             1,356                       50,167
D.D. (Del) Hock                   1,356                       50,167
Donald H. Pratt                   1,409                       52,167
Lloyd T. Silver, Jr.              1,356                       50,167
M. Jeannine Strandjord            1,410                       52,167


(1) Includes compensation paid to the directors during the fiscal year ended December 31, 1998, and also includes amounts deferred at the election of the directors under the American Century Mutual Funds Deferred Compensation Plan for Non-Interested Directors and Trustees. The total amount of deferred compensation included in the preceding table is as follows: Mr. Brown, $190; Dr. Hall, $610; Mr. Hock, $1,220; Mr. Pratt, $420; Mr. Silver, $959 and Ms. Strandjord, $1,206.

(2) Includes compensation paid by the six investment company members of the American Century family of funds served by this Board.


18                                                  American Century Investments



    The funds have adopted the American Century Deferred Compensation Plan for Non-Interested Directors and Trustees. Under the plan, the independent directors may defer receipt of all or any part of the fees to be paid to them for serving as directors of the funds.

    All deferred fees are credited to an account established in the name of the directors. The amounts credited to the account then increase or decrease, as the case may be, in accordance with the performance of one or more of the American Century funds that are selected by the director. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final payment of all amounts credited to the account. Directors are allowed to change their designation of mutual funds from time to time.

    No deferred fees are payable until such time as a director resigns, retires or otherwise ceases to be a member of the Board of Directors. Directors may receive deferred fee account balances either in a lump sum payment or in substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a director, all remaining deferred fee account balances are paid to the director's beneficiary or, if none, to the director's estate.

    The plan is an unfunded plan and, accordingly, the funds have no obligation to segregate assets to secure or fund the deferred fees. The rights of directors to receive their deferred fee account balances are the same as the rights of a general unsecured creditor of the funds. The plan may be terminated at any time by the administrative committee of the plan. If terminated, all deferred fee account balances will be paid in a lump sum.

    No deferred fees were paid to any director under the plan during the fiscal year ended December 31, 1998.

OFFICERS


    Background information for the officers of the funds is provided in the following table. All persons named as officers of the funds also serve in similar capacities for the 12 other investment companies advised by American Century. Not all officers of the funds are listed; only those officers with policy-making functions for the funds are listed. No officer is compensated for his or her service as an officer of the funds. The individuals listed in the table are interested persons of the funds (as defined in the Investment Company
Act) by virtue of, among other considerations, their affiliation with either the funds, ACC, ACC's subsidiaries (including ACIM and ACSC), or the funds' distributor (FDI), as specified in the following table.


Statement of Additional Information                                           19


                              Position(s)      Principal Occupation(s) During
Name (Age)                    Held With Fund   Past Five Years
--------------------------------------------------------------------------------
George A. Rio (44)            President        Executive Vice President and
60 State Street, Suite 1300                    Director of Client Services, FDI
Boston, MA 02109                               (March 1998 to present)
                                               Senior Vice President and Senior
                                               Key Account Manager, Putnam
                                               Mutual Funds (June 1995 to March
                                               1998)
                                               Director of Business Development,
                                               First Data  Corporation (May 1994
                                               to   June   1995)   Senior   Vice
                                               President  and  Manager of Client
                                               Services and Director of Internal
                                               Audit,  The Boston Company,  Inc.
                                               (September 1983 to May 1994)
--------------------------------------------------------------------------------
Christopher J. Kelley (34)    Vice President   Vice President and Associate
60 State Street, Suite 1300                    General Counsel, FDI (since July
Boston, MA 02109                               1996)
                                               Assistant Counsel, Forum
                                               Financial Group (April 1994 to
                                               July 1996)
                                               Compliance Officer, Putnam
                                               Investments (1992 to April 1994)
--------------------------------------------------------------------------------
Mary A. Nelson (34)           Vice President   Vice President and Manager of
60 State Street, Suite 1300                    Treasury Services and
Boston, MA 02109                               Administration, FDI (1994 to
                                               present)
                                               Assistant Vice President and
                                               Client Manager, The Boston
                                               Company, Inc. (1989 to 1994)
--------------------------------------------------------------------------------
Maryanne Roepke, CPA (43)     Vice President   Senior Vice President, Treasurer
4500 Main Street              and Treasurer    and Principal Accounting Officer,
Kansas City, MO 64111                          ACSC
--------------------------------------------------------------------------------
David C. Tucker (40)          Vice President   Senior Vice President and General
4500 Main Street                               Counsel, ACSC and ACIM (June 1998
Kansas City, MO 64111                          to present)
                                               General Counsel, ACC (June 1998
                                               to present)  Consultant to mutual
                                               fund  industry (May 1997 to April
                                               1998) Vice  President and General
                                               Counsel, Janus Companies (1990 to
                                               1997)
--------------------------------------------------------------------------------
Paul J. Carrigan, Jr. (49)    Secretary        Secretary, ACC (December 1998 to
4500 Main Street                               present)
Kansas City, MO 64111                          Director of Legal Operations,
                                               ACSC (February 1996 to present)
                                               Board Communications Manager,
                                               The Benham Company (April 1994
                                               to January 1996)
                                               Legal Coordinator, State of
                                               California Health & Welfare
                                               Agency (February 1992 to March
                                               1994)
--------------------------------------------------------------------------------
Merele A. May (36)            Controller       Vice President and Controller--
4500 Main Street                               Fund Accounting, ACSC
Kansas City, MO 64111
--------------------------------------------------------------------------------
Robert J. Leach (32)          Controller       Controller--Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------
C. Jean Wade (35)             Controller       Controller--Fund Accounting, ACSC
4500 Main Street
Kansas City, MO 64111
--------------------------------------------------------------------------------
Jon Zindel (32)               Tax Officer      Director of Taxation, ACSC (since
4500 Main Street                               1996)
Kansas City, MO 64111                          Tax Manager, Price Waterhouse LLP
                                               (1989 - 1996)
--------------------------------------------------------------------------------


20                                                  American Century Investments



THE FUNDS' PRINCIPAL SHAREHOLDERS

    As of April 1, 1999, the following companies were the record owners of more than 5% of a fund's outstanding shares:


                                  Shareholder and Percentage
Fund                              of Shares Outstanding
--------------------------------------------------------------------------------
VP Capital Appreciation           Nationwide Life Insurance Company
                                  Columbus, Ohio -- 64.3%

                                  Mutual of America
                                  New York, New York -- 9.5%

                                  Great-West Life and Annuity Company
                                  Englewood, Colorado -- 6.9%

                                  Lincoln National Life Insurance Company Ft.
                                  Wayne, Indiana -- 6.6%

                                  Penn Mutual Life Insurance
                                  Philadelphia, Pennsylvania -- 6.3%
--------------------------------------------------------------------------------
VP Advantage                      Nationwide Life Insurance Company
                                  Columbus, Ohio -- 98.5%
--------------------------------------------------------------------------------
VP Balanced                       Nationwide Life Insurance Company
                                  Columbus, Ohio -- 77.5%

                                  Lincoln National Life Insurance Company Ft.
                                  Wayne, Indiana -- 13.5%
--------------------------------------------------------------------------------
VP International                  Nationwide Life Insurance Company
                                  Columbus, Ohio -- 89.6%
--------------------------------------------------------------------------------
VP Value                          IDS Life Insurance company
                                  Minneapolis, Minnesota -- 66.2%

                                  Nationwide Life Insurance Company
                                  Columbus, Ohio -- 26.7%
--------------------------------------------------------------------------------
VP Income & Growth                Nationwide Life Insurance Company
                                  Columbus, Ohio -- 82.6%
--------------------------------------------------------------------------------


    The funds are unaware of any other shareholders, beneficial or of record, who own more than 5% of a fund's outstanding shares. As of April 1, 1999, the officers and directors of the funds, as a group, own less than 1% of any fund's outstanding shares.

SERVICE PROVIDERS

    The funds have no employees. To conduct the funds' day-to-day activities, the funds have hired a number of service providers. Each service provider has a specific function to fill on behalf of the funds and is described below.


    ACIM and ACSC are both wholly owned by ACC. James E. Stowers Jr., Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.


INVESTMENT ADVISOR


    Each fund has an investment management agreement with the advisor dated November 16, 1998. This agreement was approved by the shareholders of each of the funds on November 16, 1998.


    A description of the responsibilities of the advisor appears in the Prospectus under the heading "Management."

    For the services provided to the funds, the advisor receives a monthly fee based on a percentage of the average net assets of the fund as follows:

Fund                                 Percentage of Average Net Assets
--------------------------------------------------------------------------------
VP Capital Appreciation              1.00% of first $500 million
                                     0.95% of the next $500 million
                                     0.90% over $1 billion
--------------------------------------------------------------------------------
VP International                     1.50% of first $250 million
                                     1.20% of the next $250 million
                                     1.10% over $500 million
--------------------------------------------------------------------------------
VP Value                             1.00% of first $500 million
                                     0.95% of the next $500 million
                                     0.90% over $1 billion
--------------------------------------------------------------------------------
VP Balanced                          0.90% of first $250 million
                                     0.85% of the next $250 million
                                     0.80% over $500 million
--------------------------------------------------------------------------------
VP Income & Growth                   0.70%
--------------------------------------------------------------------------------
VP Advantage                         1.00%
--------------------------------------------------------------------------------

    On the first business day of each month, the funds pay a management fee to the advisor for the previous month at the specified rate. The fee for the previous month is calculated by multiplying the applicable fee for the fund by the aggregate average daily closing value of a fund's net assets during the previous month, by a fraction, the numerator of which is the number of days in the previous month and the denominator of which is 365 (366 in leap years).

    The management agreement shall continue in effect until the earlier of the expiration of two years



Statement of Additional Information                                           21



from the date of its execution or until the first meeting of shareholders following such execution and for as long thereafter as its continuance is specifically approved at least annually by (1) the funds' Board of Directors, or by the vote of a majority of outstanding votes (as defined in the Investment Company Act) and (2) by the vote of a majority of the directors of the funds who are not parties to the agreement or interested persons of the advisor, cast in person at a meeting called for the purpose of voting on such approval.

    The management agreement provides that it may be terminated at any time without payment of any penalty by the funds' Board of Directors, or by a vote of a majority of outstanding votes, on 60 days' written notice to the advisor, and that it shall be automatically terminated if it is assigned.

    The management agreement provides that the advisor shall not be liable to the funds or their shareholders for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

    The management agreement also provides that the advisor and its officers, directors and employees may engage in other business, devote time and attention to any other business whether of a similar or dissimilar nature, and render services to others.

    Certain investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to achieving their respective investment objectives after consideration of such factors as their current holdings, availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund, or in different amounts and at different times for more than one but less than all clients or funds. In addition, purchases or sales of the same security may be made for two or more clients or funds on the same date. Such transactions will be allocated among clients in a manner believed by the advisor to be equitable to each. In some cases this procedure could have an adverse effect on the price or amount of the securities purchased or sold by a fund.


    The advisor may aggregate purchase and sale orders of the funds with purchase and sale orders of its other clients when the advisor believes that such aggregation provides the best execution for the funds. The corporation's Board of Directors has approved the policy of the advisor with respect to the aggregation of portfolio transactions. Where portfolio transactions have been aggregated, the funds participate at the average share price for all transactions in that security on a given day and share transaction costs on a pro rata basis. The advisor will not aggregate portfolio transactions of the funds unless it believes such aggregation is consistent with its duty to seek best execution on behalf of the funds and the terms of the management agreement. The advisor receives no additional compensation or remuneration as a result of such aggregation.

    Unified management fees incurred by each fund for the fiscal periods ended December 31, 1998, 1997 and 1996, are indicated in the following table.


UNIFIED MANAGEMENT FEES

Fund                                  1998             1997             1996
--------------------------------------------------------------------------------
VP Advantage                        $253,470        $249,359         $238,392

VP Balanced                        2,453,205       2,346,313        1,832,133

VP Capital Appreciation            4,894,589      10,378,643       14,401,981


VP Income & Growth                   260,827           1,290              N/A


VP International                   5,241,848       2,659,954        1,170,843

VP Value                           2,623,453         985,657           62,187
--------------------------------------------------------------------------------

OTHER ADVISORY RELATIONSHIPS


    In addition to managing the funds,  the advisor also serves as an investment
advisor  to  nine  institutional   accounts  and  to  the  following  registered
investment companies:

    American Century World Mutual Funds, Inc.
    American Century Premium Reserves, Inc.
    American Century Mutual Funds, Inc.
    American Century Capital Portfolios, Inc.
    American Century Strategic Asset Allocations, Inc.
    American Century Municipal Trust
    American Century Government Income Trust
    American Century Investment Trust
    American Century Target Maturities Trust
    American Century Quantitative Equity Funds
    American Century International Bond Funds
    American Century California Tax-Free and Municipal Funds


22                                                 American Century Investments



TRANSFER AGENT AND ADMINISTRATOR


    American Century Services Corporation, 4500 Main Street, Kansas City, Missouri 64111, acts as transfer agent and dividend-paying agent for the funds. It provides physical facilities, computer hardware and software and personnel, for the day-to-day administration of the funds and of the advisor. The advisor pays ACSC for such services.


    From time to time, special services may be offered to shareholders who maintain higher share balances in our family of funds. These services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions, newsletters and a team of personal representatives. Any expenses associated with these special services will be paid by the advisor.


    Pursuant to a Sub-Administration Agreement with the advisor, Funds Distributor, Inc. (FDI) serves as the co-administrator for the funds. FDI is responsible for (i) providing certain officers of the funds and (ii) reviewing and filing marketing and sales literature on behalf of the funds. The fees and expenses of FDI are paid by the advisor out of its unified fee.


DISTRIBUTOR


    The funds' shares are distributed by FDI, a registered broker-dealer. The distributor is a wholly owned, indirect subsidiary of Boston Institutional Group, Inc. The distributor's principal business address is 60 State Street, Suite 1300, Boston, Massachusetts 02109.

    The distributor is the principal underwriter of the funds' shares. The distributor makes a continuous, best-efforts underwriting of the funds' shares. This means that the distributor has no liability for unsold shares.


OTHER SERVICE PROVIDERS

CUSTODIAN BANKS


    Chase Manhattan Bank, 770 Broadway, 10th Floor, New York, New York 10003-9598, and Commerce Bank, N.A., 1000 Walnut, Kansas City, Missouri 64105, each serve as custodian of the assets of the funds. The custodians take no part in determining the investment policies of the funds or in deciding which securities are purchased or sold by the funds. The funds, however, may invest in certain obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT AUDITORS

    Deloitte & Touche LLP is the independent auditors of the funds. The address of Deloitte & Touche LLP is 1010 Grand Boulevard, Kansas City, Missouri 64106. As the independent auditors of the funds, Deloitte & Touche LLP provides services including (1) audit of the annual financial statements for each fund,
(2) assistance and consultation in connection with SEC filings and (3) review of the annual federal income tax return filed for each fund.


BROKERAGE ALLOCATION

VP CAPITAL APPRECIATION, VP INCOME & GROWTH,
VP INTERNATIONAL, VP VALUE AND THE EQUITY
PORTIONS OF VP ADVANTAGE AND VP BALANCED

    Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. The funds' policy is to secure the most favorable prices and execution of orders on its portfolio transactions. So long as that policy is met, the advisor may take into consideration the factors discussed below when selecting brokers.

    The advisor receives statistical and other information and services, including research, without cost from brokers and dealers. The advisor evaluates such information and services, together with all other information that it may have, in supervising and managing the investments of the funds. Because such information and services may vary in amount, quality and reliability, their influence in selecting brokers varies from none to very substantial. The advisor proposes to continue to place some of the funds' brokerage business with one or more brokers who provide information and services. Such information and services will be in addition to and not in lieu of services required to be performed by the advisor. The advisor does not utilize brokers that provide such information and services for the purpose of reducing the expense of providing required services to the funds.



Statement of Additional Information                                           23



    In the years ended December 31, 1998, 1997 and 1996, the brokerage commissions of each fund were as follows:

Fund                                1998              1997              1996
--------------------------------------------------------------------------------
VP Advantage                      $17,642           $20,302           $19,734
VP Balanced                       434,556           294,313           235,149
VP Capital Appreciation         1,644,572         1,573,432         3,879,230
VP Income & Growth                 65,385             N/A               N/A
VP International                2,408,681         1,329,778           630,547
VP Value                        1,067,939           466,557            25,821
--------------------------------------------------------------------------------


    The brokerage commissions paid by the funds may exceed those that another broker might have charged for effecting the same transactions, because of the value of the brokerage and research services provided by the broker. Research services furnished by brokers through whom the funds effect securities transactions may be used by the advisor in servicing all of its accounts, and not all such services may be used by the advisor in managing the portfolios of the funds.

    The staff of the SEC has expressed the view that the best price and execution of over-the-counter transactions in portfolio securities may be secured by dealing directly with principal market makers, thereby avoiding the payment of compensation to another broker. In certain situations, the officers of the funds and the advisor believe that the facilities, expert personnel and technological systems of a broker often enable the funds to secure as good a net price by dealing with a broker instead of a principal market maker, even after payment of the compensation to the broker. The funds regularly place their over-the-counter transactions with principal market makers, but may also deal on a brokerage basis when utilizing electronic trading networks or as circumstances warrant.


THE FIXED-INCOME PORTIONS OF VP ADVANTAGE
AND VP BALANCED

    Under the management agreement between the funds and the advisor, the advisor has the responsibility of selecting brokers and dealers to execute portfolio transactions. In many transactions, the selection of the broker or dealer is determined by the availability of the desired security and its offering price. In other transactions, the selection of broker or dealer is a function of the selection of market and the negotiation of price, as well as the broker's general execution and operational and financial capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable prices or yields. The advisor may choose to purchase and sell portfolio securities to and from dealers who provide services or research, statistical and other information to the funds and to the advisor. Such information or services will be in addition to and not in lieu of the services required to be performed by the advisor, and the expenses of the advisor will not necessarily be reduced as a result of the receipt of such supplemental information.

INFORMATION ABOUT FUND SHARES


    Each of the six funds named on the front of this Statement of Additional Information is a series of shares issued by the corporation, and shares of each fund have equal voting rights.

    Each fund votes separately on matters affecting that fund exclusively. Voting rights are not cumulative, so that investors holding more than 50% of the corporation's (i.e., all funds') outstanding shares may be able to elect a Board of Directors. The corporation undertakes dollar-based voting, meaning that the number of votes a shareholder is entitled to is based upon the dollar amount of the shareholder's investment. The election of directors is determined by the votes received from all the corporation shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

    The assets belonging to each series of shares are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of investments and other assets held for each series. Your rights as a shareholder are the same for all series of securities unless otherwise stated. Within their respective series, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.


24                                                  American Century Investments



    In  the  event  of  complete   liquidation  or  dissolution  of  the  funds,
shareholders of each series of shares shall be entitled to receive, pro rata, all of the assets less the liabilities of that series.

    Each shareholder has rights to dividends and distributions declared by the fund he or she owns and to the net assets of such fund upon its liquidation or dissolution proportionate to his or her share ownership interest in the fund.

VALUATION OF A FUND'S SECURITIES


    Each fund's net asset value per share (NAV) is calculated as of the close of business of the New York Stock Exchange (the Exchange), usually at 4 p.m. Eastern time on each day the Exchange is open for business. The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Although the funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule at any time.


    Each fund's NAV is calculated by adding the value of all portfolio securities and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Expenses and interest earned on portfolio securities are accrued daily.

    The portfolio securities of the fund, except as otherwise noted, listed or traded on a domestic securities exchange are valued at the last sale price on that exchange. Portfolio securities primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used. Depending on local convention or regulation, securities traded over-the-counter are priced at the mean of the latest bid and asked prices, or at the last sale price. When market quotations are not readily available, securities and other assets are valued at fair value as determined in accordance with procedures adopted by the Board of Directors.

    Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices provided by investment dealers in accordance with procedures established by the Board of Directors.

    Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices. In valuing securities, the pricing services generally take into account institutional trading activity, trading in similar groups of securities, and any developments related to specific securities. The methods used by the pricing service and the valuations so established are reviewed by the advisor under the general supervision of the Board of Directors. There are a number of pricing services available, and the advisor, on the basis of ongoing evaluation of these services, may use other pricing services or discontinue the use of any pricing service in whole or in part.


    Securities maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized discount or premium, unless the directors determine that this would not result in fair valuation of a given security. Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Directors.


    The value of an exchange-traded foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier. That value is then translated to dollars at the prevailing foreign exchange rate.

    Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day that the New York Stock Exchange is open. If an event were to occur after the value of a security was established but before the net asset value per share was determined that was likely to materially change the net asset value, then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Directors.


Statement of Additional Information                                           25



    Trading of these securities in foreign markets may not take place on every New York Stock Exchange business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the New York Stock Exchange is not open and on which a fund's net asset value is not calculated. Therefore, such calculation does not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of a fund's portfolio may be affected on days when shares of the fund may not be purchased or redeemed.


TAXES

FEDERAL INCOME TAXES

    Each fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). By so qualifying, a fund will be exempt from federal income taxes to the extent that it distributes substantially all of its net investment income and net realized capital gains (if any) to shareholders. If a fund fails to qualify as a regulated investment company, it will be liable for taxes, significantly reducing its distributions to shareholders and eliminating shareholders' ability to treat distributions of the funds in the manner they were realized by the funds.

    Dividends and interest received by a fund on foreign securities may give rise to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains in respect of investments by non-resident investors. The foreign taxes paid by a fund will reduce its dividends.

    If more than 50% of the value of a fund's total assets at the end of each quarter of its fiscal year consists of securities of foreign corporations, the fund may qualify for and make an election with the Internal Revenue Service with respect to such fiscal year so that fund shareholders may be able to claim a foreign tax credit in lieu of a deduction for foreign income taxes paid by the fund. If such an election is made, the foreign taxes paid by the fund will be treated as income received by you. In order for the shareholder to utilize the foreign tax credit, the mutual fund shares must have been held for 16 days or more during the 30-day period, beginning 15 days prior to the ex-dividend date for the mutual fund shares. The mutual fund must meet a similar holding period requirement with respect to foreign securities to which a dividend is attributable. Any portion of the foreign tax credit that is ineligible as a result of the fund not meeting the holding period requirement will be separately disclosed and may be eligible as an itemized deduction.


    If a fund purchases the securities of certain foreign investment funds or trusts called passive foreign investment companies (PFIC), capital gains on the sale of such holdings will be deemed to be ordinary income regardless of how long the fund holds its investment. The fund also may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, regardless of whether such income and gains are distributed to shareholders. In the alternative, the fund may elect to recognize cumulative gains on such investments as of the last day of its fiscal year and distribute them to shareholders. Any distribution attributable to a PFIC is characterized as ordinary income.


HOW FUND PERFORMANCE INFORMATION IS CALCULATED

    The funds may quote performance in various ways. Fund performance may be shown by presenting one or more performance measurements, including cumulative total return, average annual total return or yield.

    All performance information advertised by the funds is historical in nature and is not intended to represent or guarantee future results. The value of fund shares when redeemed may be more or less than their original cost.


    Total returns quoted in advertising and sales literature reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gains distributions (if any) and any change in the fund's NAV during the period.


    Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund during a stated period and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or



26                                                  American Century Investments



decline in value had been constant throughout the period. For example, a cumulative total return of 100% over 10 years would produce an average annual return of 7.18%, which is the steady annual rate that would equal 100% growth on a compounded basis in 10 years. While average annual total returns are a convenient means of comparing investment alternatives, investors should realize that the funds' performance is not constant over time, but changes from year-to-year, and that average annual total returns represent averaged figures as opposed to actual year-to-year performance.


    The following table sets forth the average annual total returns of the funds for the periods indicated as of December 31, 1998.



AVERAGE ANNUAL TOTAL RETURNS


                                                                       From
Fund                         1 year       5 years      10 years    Inception(1)
--------------------------------------------------------------------------------
VP Advantage                 17.19%        11.25%        N/A           9.75%
VP Balanced                  15.77%        12.89%        N/A          11.65%
VP Capital Appreciation      -2.16%         3.25%       8.70%          8.25%
VP Income & Growth           26.87%         N/A          N/A          30.68%
VP International             18.76%         N/A          N/A          12.30%
VP Value                      4.81%         N/A          N/A          15.94%
--------------------------------------------------------------------------------

(1) The inception dates are: VP Advantage: August 1, 1991; VP Balanced: May 1, 1991; VP Capital Appreciation: November 20, 1987; VP Income & Growth:
    October 30, 1997; VP International: May 1, 1994; and VP Value: May 1, 1996.


    In addition to average annual total returns, each fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period, including periods other than one, five and 10 years. Average annual and cumulative total returns may be quoted as percentages or as dollar amounts and may be calculated for a single investment, a series of investments, or a series of redemptions over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) to illustrate the relationship of these factors and their contributions to total return.

    Yield is calculated by adding over a 30-day (or one-month) period all interest and dividend income (net of fund expenses) calculated on each day's market values, dividing this sum by the average number of fund shares outstanding during the period, and expressing the result as a percentage of the fund's share price on the last day of the 30-day (or one-month) period. The percentage is then annualized. Capital gains and losses are not included in the calculation.

    The following table sets forth yield quotations for the fixed-income portions of VP Advantage and VP Balanced, and for VP Income & Growth and VP Value, for the 30-day period ended December 31, 1998, the last day of the fiscal year pursuant to computation methods prescribed by the SEC.


Fund                                                   30-Day Yield
--------------------------------------------------------------------------------
VP Advantage (fixed-income portion)                    2.15%
VP Balanced (fixed-income portion)                     2.25%
VP Income & Growth                                     1.22%
VP Value                                               1.15%
--------------------------------------------------------------------------------

    The funds also may elect to advertise cumulative total return. The following table shows the cumulative total return for the funds since their respective dates of inception (as noted) through December 31, 1998.


                                         Cumulative
                                         Total Return           Date of
Fund                                     Since Inception        Inception
--------------------------------------------------------------------------------
VP Advantage                             99.38%                 8/1/91
VP Balanced                             132.86%                 5/1/91
VP Capital Appreciation                 141.29%                 11/20/87
VP Income & Growth                       36.76%                 10/30/97
VP International                         71.82%                 5/1/94
VP Value                                 48.38%                 5/1/96
--------------------------------------------------------------------------------


    PERFORMANCE FIGURES ADVERTISED BY THE CORPORATION SHOULD NOT BE USED FOR COMPARATIVE PURPOSES BECAUSE SUCH FIGURES WILL NOT INCLUDE CHARGES AND DEDUCTIONS IMPOSED BY THE INSURANCE COMPANY SEPARATE ACCOUNT UNDER THE VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACTS.


PERFORMANCE COMPARISONS


    The funds' performance may be compared with the performance of other mutual funds tracked by mutual fund rating services or with other indices of market performance. This may include comparisons with funds that, unlike the American Century funds,


Statement of Additional Information                                           27


are sold with a sales charge or deferred sales charge. Sources of economic data that may be used for such comparisons may include, but are not limited to, U.S. Treasury bill, note and bond yields, money market fund yields, U.S. government debt and percentage held by foreigners, the U.S. money supply, net free reserves, and yields on current-coupon GNMAs (source: Board of Governors of the Federal Reserve System); the federal funds and discount rates (source: Federal Reserve Bank of New York); yield curves for U.S. Treasury securities and AA/AAA-rated corporate securities (source: Bloomberg Financial Markets); yield curves for AAA-rated, tax-free municipal securities (source: Telerate); yield curves for foreign government securities (sources: Bloomberg Financial Markets and Data Resources, Inc.); total returns on foreign bonds (source: J.P. Morgan Securities Inc.); various U.S. and foreign government reports; the junk bond market (source: Data Resources, Inc.); the CRB Futures Index (source: Commodity Index Report); the price of gold (sources: London a.m./p.m. fixing and New York Comex Spot Price); rankings of any mutual fund or mutual fund category tracked by Lipper, Inc. or Morningstar, Inc.; mutual fund rankings published in major, nationally distributed periodicals; data provided by the Investment Company Institute; Ibbotson Associates, Stocks, Bonds, Bills and Inflation; major indices of stock market performance; and indices and historical data supplied by major securities brokerage or investment advisory firms. The funds also may utilize reprints from newspapers and magazines furnished by third parties to illustrate historical performance or to provide general information about the funds.


PERMISSIBLE ADVERTISING INFORMATION


    From time to time, the funds may, in addition to any other permissible information, include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement such discussions;
(4) descriptions of past or anticipated portfolio holdings for one or more of the funds; (5) descriptions of investment strategies for one or more of the funds; (6) descriptions or comparisons of various savings and investment products (including, but not limited to, qualified retirement plans and individual stocks and bonds), which may or may not include the funds; (7) comparisons of investment products (including the funds) with relevant market or industry indices or other appropriate benchmarks; (8) discussions of fund rankings or ratings by recognized rating organizations; and (9) testimonials describing the experience of persons that have invested in one or more of the funds. The funds also may include calculations, such as hypothetical compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of any of the funds.


FINANCIAL STATEMENTS

    The financial statements of the funds are included in the Annual Reports to shareholders for the fiscal year ended December 31, 1998. Each Annual Report is incorporated herein by reference. You may receive copies of the reports without charge upon request to American Century at the address and telephone number shown on the back cover of this Statement of Additional Information.

EXPLANATION OF FIXED-INCOME SECURITIES RATINGS

    As described in the Prospectuses, the funds may invest in fixed-income securities. Those investments, however, are subject to certain credit quality restrictions, as noted in the Prospectuses. The following is a summary of the rating categories referenced in the prospectus disclosure.



28                                                 American Century Investments


BOND RATINGS

S&P   Moody's   Description
--------------------------------------------------------------------------------
AAA   Aaa       These are the highest ratings assigned by S&P and Moody's to a debt  obligation.  The ratings  indicate an  extremely  strong capacity to pay interest and repay principal.
--------------------------------------------------------------------------------
AA    Aa        Debt rated in this category is considered to have a very strong capacity to pay interest and repay principal. It differs from
                AAA/Aaa issues only in a small degree.
--------------------------------------------------------------------------------
A     A         Debt rated A has a strong  capacity to pay  interest and repay principal  although  it is  somewhat  more  susceptible  to  the
                adverse  effects  of  changes  in  circumstances   and  economic
                conditions than debt in higher-rated categories.
--------------------------------------------------------------------------------
BBB   Baa       Debt  rated  BBB/Baa  is  regarded  as  having  an  adequate capacity  to  pay  interest  and  repay  principal.  Whereas  it
                normally  exhibits  adequate  protection   parameters,   adverse
                economic conditions or changing circumstances are more likely to lead to a weakened  capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
--------------------------------------------------------------------------------
BB    Ba        Debt rated BB/Ba has less near-term  vulnerability to default than other speculative  issues.  However, it faces major ongoing uncertainties  or exposure  to adverse  business,  financial  or economic  conditions  that could lead to inadequate  capacity to meet  timely  interest  and  principal  payments.  The BB rating category also is used for debt  subordinated to senior debt that is assigned an actual or implied BBB-rating.
--------------------------------------------------------------------------------
B     B         Debt  rated  B has a  greater  vulnerability  to  default  but currently  has  the  capacity  to  meet  interest  payments  and principal  repayments.  Adverse business,  financial or economic conditions  will likely impair  capacity or  willingness  to pay interest and repay principal. The B rating category also is used for debt  subordinated to senior debt that is assigned an actual or implied BB/Ba or BB-/Ba3 rating.
--------------------------------------------------------------------------------
CCC   Caa       Debt rated CCC/Caa has a currently identifiable vulnerability to default and is dependent upon favorable business, financial and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business,
                financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC/Caa rating category also is used for debt subordinated to senior debt that is assigned an actual or implied B or B-/B3 rating.
--------------------------------------------------------------------------------
CC    Ca        The rating CC/Ca typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC/Caa
                rating.
--------------------------------------------------------------------------------
C     C         The rating C typically is applied to debt subordinated to senior debt, which is assigned an actual or implied CCC-/Caa3 debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been  filed, but debt service payments are continued.
--------------------------------------------------------------------------------
CI    --        The  rating  CI is  reserved  for  income  bonds  on which no interest is being paid.
--------------------------------------------------------------------------------
D     D         Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating is used upon the filing of a bankruptcy petition  if debt service payments are
                jeopardized.
--------------------------------------------------------------------------------


Statement of Additional Information                                           29



    To provide more detailed indications of credit quality, the Standard & Poor's ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within these major rating categories. Similarly, Moody's adds numerical modifiers (1,2,3) to designate relative standing within its major bond rating categories. Fitch Investors Service, Inc. also rates bonds and uses a ratings system that is substantially similar to that used by Standard & Poor's.

COMMERCIAL PAPER RATINGS

S&P      Moody's         Description

--------------------------------------------------------------------------------
A-1      Prime-1         This indicates that the degree of safety regarding
         (P-1)           timely payment is strong. Standard & Poor's rates those
                         issues determined to possess extremely strong safety characteristics as A-1+.

--------------------------------------------------------------------------------
A-2      Prime-2         Capacity for timely payment on commercial paper is
         (P-2)           satisfactory, but the relative degree of safety is not
                         as high as for issues designated A-1. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriated, may be more affected by external conditions. Ample alternate liquidity is maintained.

--------------------------------------------------------------------------------
A-3      Prime-3         Satisfactory capacity for timely repayment. Issues that
         (P-3)           carry this rating are somewhat more vulnerable to the
                         adverse changes in circumstances than obligations carrying the higher designations.


NOTE RATINGS
--------------------------------------------------------------------------------
S&P      Moody's         Description
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1   Notes are of the highest quality enjoying
                         strong  protection from established cash flows of funds
                         for their servicing or from established and broad-based
                         access to the market for refinancing, or both.
--------------------------------------------------------------------------------
SP-2     MIG-2; VMIG-2   Notes are of high quality,  with margins
                         of  protection  ample,  although not so large as in the
                         preceding group.
--------------------------------------------------------------------------------
SP-3     MIG-3; VMIG-3   Notes are of favorable quality, with all security
                         elements accounted for, but lacking the undeniable
                         strength of the preceding grades. Market access for
                         refinancing, in particular, is likely to be less
                         well-established.
--------------------------------------------------------------------------------
SP-4     MIG-4; VMIG-4   Notes are of adequate quality,  carrying
                         specific risk but having protection and not distinctly or predominantly speculative.


--------------------------------------------------------------------------------



30                                                  American Century Investments



MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

    These contain more information about the funds' investments and the market conditions and investment strategies that significantly affected the funds' performance during the most recent fiscal period. The annual and semiannual reports are incorporated by reference into this SAI. This means that these are legally part of this SAI.


    You can receive free copies of the annual and semiannual reports, and ask questions about the funds, by contacting American Century at one of the addresses or telephone numbers listed below.


If you own or are considering purchasing fund shares through

* an employer-sponsored retirement plan
* a bank
* a broker-dealer
* an insurance company
* another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get information about the funds from the Securities and Exchange Commission (SEC).

* In person            SEC Public Reference Room
                       Washington, D.C.
                       Call 1-800-SEC-0330 for location and hours.

* On the Internet      www.sec.gov

* By mail              SEC Public Reference Section
                       Washington, D.C.  20549-6009
                       (The SEC will charge a fee for copying the documents.)

Investment Company Act File No. 811-5188

-------------------------------------------------------------------------------

[american century logo(reg.sm)]
American
Century

AMERICAN CENTURY INVESTMENTS
P.O. Box 419385
Kansas City, Missouri 64141-6385

INVESTMENT PROFESSIONAL  SERVICE REPRESENTATIVE
1-800-345-3533 or 816-531-5575

WWW.AMERICANCENTURY.COM


TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485


FAX  816-340-4360


SH-SAI-15710   9905

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

PART C    OTHER INFORMATION

ITEM 23 EXHIBITS (all exhibits not filed herewith are being incorporated herein by reference).

     (a) (1)Articles of Incorporation of TCI Portfolios, Inc. dated June 3, 1987 (filed electronically as Exhibit 1.1 to Post-Effective Amendment No. 17 to the Registration Statement on January 16, 1996, File No. 33-14567).

          (2) Articles of Amendment of TCI Portfolios, Inc. dated July 22, 1988 (filed electronically as Exhibit 1.2 to Post-Effective Amendment No. 17 to the Registration Statement on January 16, 1996, File No. 33-14567).

          (3) Articles of Amendment of TCI Portfolios, Inc. dated August 11, 1993 (filed electronically as Exhibit 1.3 to Post-Effective Amendment No. 17 to the Registration Statement on January 16, 1996, File No. 33-14567).

          (4) Articles Supplementary of TCI Portfolios, Inc., dated November 30, 1992 (filed electronically as Exhibit 1.4 to Post-Effective Amendment No. 18 to the Registration Statement on March 20, 1996, File No. 33-14567).

          (5) Articles Supplementary of TCI Portfolios, Inc., dated April 24, 1995 (filed electronically as Exhibit 1.5 to Post-Effective Amendment No. 18 to the Registration Statement on March 20, 1996, File No. 33-14567).

          (6) Articles Supplementary of TCI Portfolios, Inc., dated March 11, 1996 (filed electronically as Exhibit 1.6 to Post-Effective Amendment No. 17 to the Registration Statement on January 16, 1996, File No. 33-14567).

          (7) Articles of Amendment of TCI Portfolios, Inc., dated April 1, 1997 (filed electronically as Exhibit 1.7 to Post-Effective Amendment No. 20 to the Registration Statement on April 28, 1997, File No. 33-14567).

          (8) Articles Supplementary of American Century Variable Portfolios, Inc., dated May 1, 1997 (filed electronically as Exhibit 1.8 to Post-Effective Amendment No. 20 to the Registration Statement on April 28, 1997, File No. 33-14567).

          (9) Articles Supplementary of American Century Variable Portfolios, Inc. dated July 28, 1997 (filed electronically as Exhibit 1.9 to Post-Effective Amendment No. 23 to the Registration Statement on April 27, 1998, File No. 33-14567).

          (10) Articles Supplementary of American Century Variable Portfolios, Inc. dated February 16, 1999 (filed electronically as Exhibit a10 to Post-Effective Amendment No. 25 to the Registration Statement on March 17, 1999, File No. 33-14567).

     (b) (1) Amended and Restated By-Laws of TCI Portfolios, Inc. (filed electronically as Exhibit 2 to Post-Effective Amendment No. 17 to the Registration Statement on January 16, 1996, File No. 33-14567).

          (2) Amendment to Amended and Restated By-Laws of American Century Variable Portfolios, Inc. (filed electronically as Exhibit b2 to Post-Effective Amendment No. 24 to the Registration Statement on January 15, 1999, File No. 33-14567).

     (c) Registrant hereby incorporates by reference, as though set forth fully herein, Article Fifth, Article Seventh and Article Eighth of Registrants Articles of Incorporation, appearing as Exhibit 1.1 to Post-Effective Amendment No. 17 on Form N-1A of the Registrant, and Article Fifth of Registrants Articles of Amendment, apearing as
          Exhibit 1.3 to Post-Effective Amendment No. 17 on Form N-1A of the Registrant; and Sections 3, 4, 5, 6, 7, 8, 9, 10, 11, 22, 25, 30, 31,
          33, 39, ,40, 45 and 46 of Registrants Amendment to By-Laws appearing as Exhibit 2 to Post-Effective Amendment No. 17 on Form N-1A of the Registrant, and Sections 25, 32 & 32 of Registrants By-Laws appearing as Exhibit 2.2 to Post-Effective Amendment No. 23 on Form N-1A of the Registrant.

     (d) Management Agreement between American Century Variable Portfolios, Inc. and American Century Investment Management, Inc. dated November 16, 1998 (filed electronically as Exhibit d to Post-Effective
          Amendment No. 24 to the Registration Statement on January 15, 1999, File No. 33-14567).

     (e) (1) Distribution Agreement between American Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated January 15, 1998 (filed electronically as Exhibit 6 to Post-Effective Amendment No. 28 to the Registration Statement of American Century Target Maturities Trust on January 30, 1998, File No. 2-94608).

          (2) Amendment No. 1 to the Distribution Agreement between American Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated June 1, 1998 (filed electronically as Exhibit 6b to Post-Effective Amendment No. 11 to the Registration Statment of American Century Capital Portfolios, Inc. on June 26, 1998, File No. 33-64872).

          (3) Amendment No. 2 to the Distribution Agreement between American Century Variable Portfolios, Inc. and Funds Distributor, Inc. dated December 1, 1998 (filed electronically as Exhibit 6c to Post-Effective Amendment No. 12 to the Registration Statement of American Century World Mutual Funds, Inc. on November 13, 1998, File No. 33-39242).

          (4) Amendment No. 3 to the Distribution Agreement between American Century World Mutual Funds, Inc. and Funds Distributor, Inc. dated January 29, 1999 (filed electronically as Exhibit e4 to Post-Effective Amendment No. 24 to the Registration Statement on January 15, 1999, File No. 33-14567).

     (f)  Not applicable.

     (g) (1) Global Custody Agreement between The Chase Manhattan Bank and the Twentieth Century and Benham Funds, dated August 9, 1996 (filed electronically as Exhibit 8 to Post-Effective Amendment No. 31 to the Registration Statement of American Century Government Income Trust, on February 7, 1997, File No. 2-99222).

          (2) Master Agreement by and between Twentieth Century Services, Inc. and Commerce Bank, N.A. dated January 22, 1997 (filed electronically as Exhibit 8e to Post-Effective Amendment No. 76 to the Registration Statement of American Century Mutual Funds, on February 28, 1997, File No. 33-14213).

     (h) Transfer Agency Agreement with Twentieth Century Services, Inc. (formerly J.E. Stowers & Company) dated October 15, 1987 (filed electronically as Exhibit 9 to Post-Effective Amendment No. 19 to the Registration Statement on September 27, 1996, File No. 33-14567).

     (i)  Opinion and Consent of Counsel is included herein.

     (j)  (1) Consent of Deloitte & Touche LLP is included herein.

          (2) Power of Attorney dated July 25, 1998 (filed electronically as Exhibit j3 to Post-Effective Amendment No. 24 to the Registration Statement on January 15, 1999, File No. 33-14567).

     (k)  Not applicable.

     (l)  Not applicable.

     (m)  Not applicable.

     (n) (1) Financial Data Schedule for VP Capital Appreciation is included herein.

          (2) Financial Data Schedule for VP Balanced is included herein.

          (3) Financial Data Schedule for VP Advantage is included herein.

          (4) Financial Data Schedule for VP International is included herein.

          (5) Financial Data Schedule for VP Value is included herein.

          (6) Financial Data Schedule for VP Income & Growth is included herein.

     (o)  Not applicable.

ITEM 24. Persons Controlled by or Under Common Control with Registrant - Not applicable.

ITEM 25.  Indemnification.

           The Registrant is a Maryland corporation. Section 2- 418 of the Maryland General Corporation Law allows a Maryland corporation to indemnify its officers, directors, employees and agents to the extent provided in such statute.

           Article XIII of the Registrant's Amended Articles of Incorporation, Exhibits 1(a) and 1(b), requires the indemnification of the Registrant's directors and officers to the extent permitted by
           Section 2-418 of the Maryland General Corporation Law, the Investment Company Act of 1940 and all other applicable laws.

           The Registrant has purchased an insurance policy insuring its officers and directors against certain liabilities which such officers and directors may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and directors by way of indemnification against such liabilities, subject in either case to clauses respecting deductibility and participation.

ITEM 26.   Business and Other Connections of Investment Advisor.

           American Century Investment Management, Inc., the investment advisor, is engaged in the business of managing investments for registered investment companies, deferred compensation plans and other institutional investors.

ITEM 27.   Principal Underwriters.

            (a) Funds Distributor, Inc. (the "Distributor") acts as principal underwriter for the following investment companies.

               American Century California Tax-Free and Municipal Funds American Century Capital Portfolios, Inc.
               American Century Government Income Trust
               American Century International Bond Funds
               American Century Investment Trust
               American Century Municipal Trust
               American Century Mutual Funds, Inc.
               American Century Premium Reserves, Inc.
               American Century Quantitative Equity Funds
               American Century Strategic Asset Allocations, Inc.
               American Century Target Maturities Trust
               American Century Variable Portfolios, Inc.
               American Century World Mutual Funds, Inc.
               The Brinson Funds
               Dresdner RCM Capital Funds, Inc.
               Dresdner RCM Equity Funds, Inc.
               Harris Insight Funds Trust
               HT Insight Funds, Inc. d/b/a Harris Insight Funds
               J.P. Morgan Institutional Funds
               J.P. Morgan Funds
               JPM Series Trust
               JPM Series Trust II
               LaSalle Partners Funds, Inc.
               Kobrick Investment Trust
               Merrimac Series
               Monetta Fund, Inc.
               Monetta Trust
               The Montgomery Funds I
               The Montgomery Funds II
               The Munder Framlington Funds Trust
               The Munder Funds Trust
               The Munder Funds, Inc.
               National Investors Cash Management Fund, Inc.
               Orbitex Group of Funds
               SG Cowen Funds, Inc.
               SG Cowen Income + Growth Fund, Inc.
               SG Cowen Standby Reserve Fund, Inc.
               SG Cowen Standby Tax-Exempt Reserve Fund, Inc.
               SG Cowen Series Funds, Inc.
               St. Clair Funds, Inc.
               The Skyline Funds
               Waterhouse Investors Family of Funds, Inc.
               WEBS Index Fund, Inc.

               The  Distributor  is registered  with the Securities and Exchange
               Commission as a broker-dealer and is a member of the National Association of Securities Dealers. The Distributor is located at 60 State Street, Suite 1300, Boston, Massachusetts 02109. The Distributor is an indirect wholly-owned subsidiary of Boston
               Institutional Group, Inc., a holding company all of whose outstanding shares are owned by key employees.

            (b) The following is a list of the executive officers, directors and partners of the Distributor:

Name and Principal Business          Positions and Offices with          Positions and Offices with
Address*                             Underwriter                         Registrant

Marie E. Connolly                    Director, President and Chief       none
                                     Executive Officer

George A. Rio                        Executive Vice President            President, Principal Executive
                                                                         and Principal Financial Officer

Donald R. Roberson                   Executive Vice President            none

William S. Nichols                   Executive Vice President            none

Margaret W. Chambers                 Senior Vice President, General      none
                                     Counsel, Chief Compliance
                                     Officer, Secretary and Clerk

Joseph F. Tower, III                 Director, Senior Vice President,    none
                                     Treasurer and Chief Financial
                                     Officer

Paula R. David                       Senior Vice President               none

Gary S. MacDonald                    Senior Vice President               none

Judith K. Benson                     Senior Vice President               none

William J. Nutt                      Chairman and Director               none
--------------------
* All addresses are 60 State Street, Suite 1300, Boston, Massachusetts 02109

            (c)   Not applicable.

ITEM 28.   Location of Accounts and Records.

           All accounts,  books and other documents required to be maintained by
           Section 31(a) of the 1940 Act, and the rules promulgated thereunder, are in the possession of Registrant, American Century Services Corporation and American Century Investment Management, Inc., all located at American Century Tower, 4500 Main Street, Kansas City, Missouri 64111.

ITEM 29.   Management Services - Not applicable.

ITEM 30.   Undertakings.

           Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, American Century Variable Portfolios, Inc., the Registrant, certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 26 to its Registration Statement pursuant to Rule 485(b) promulgated under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 26 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Kansas City, State of Missouri on the 15th day of April, 1999.

                           American Century Variable Portfolios, Inc.
                           (Registrant)

                           By:/*/George A. Rio
                              George A. Rio, President, Principal Executive and Principal Financial Officer

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment No. 25 has been signed below by the following persons in the capacities and on the dates indicated.

Signature                                 Title                           Date
*George A. Rio                     President, Principal Executive    April 15, 1999
-------------------------          and Principal Financial Officer
George A. Rio

*Maryanne Roepke                   Vice President and Treasurer      April 15, 1999
-------------------------
Maryanne Roepke

*James E. Stowers, Jr.             Director                          April 15, 1999
-------------------------
James E. Stowers, Jr.

*James E. Stowers III              Director                          April 15, 1999
-------------------------
James E. Stowers, III

*Thomas A. Brown                   Director                          April 15, 1999
-------------------------
Thomas A. Brown

*Robert W. Doering, M.D.           Director                          April 15, 1999
-------------------------
Robert W. Doering, M.D.

*Andrea C. Hall, Ph.D.             Director                          April 15, 1999
-------------------------
Andrea C. Hall, Ph.D.

*D. D. (Del) Hock                  Director                          April 15, 1999
-------------------------
D. D. (Del) Hock

*Donald H. Pratt                   Director                          April 15, 1999
-------------------------
Donald H. Pratt

*Lloyd T. Silver, Jr.              Director                          April 15, 1999
-------------------------
Lloyd T. Silver, Jr.

*M. Jeannine Strandjord            Director                          April 15, 1999
-------------------------
M. Jeannine Strandjord


*By /s/Charles A. Etherington
    Charles A. Etherington
    Attorney-in-Fact